[LOGO]
                                     TRUST
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 1997

                                   [PICTURE]

    NORTHSTAR TRUST
    SEMI-ANNUAL REPORT,
    APRIL 30, 1997

Dear Shareholders:

We are pleased to provide you with the semi-annual report of the Northstar Funds for the six month period ending April 30, 1997. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with consistent, superior investment results through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund by its respective portfolio manager. We hope you will find these informative.

    During the past six months the U.S. financial markets have been supported by strong growth in the economy, above average corporate profit gains, and surprisingly subdued inflation.

    Concerns last fall were centered in the belief that a perfect environment (moderate growth and low inflation) must be maintained for the stock market to continue to do well. Valuations and profit margins seemed high. With unemployment declining, wages rising, and inflation trending up during most of 1996, any acceleration of these trends was viewed as a problem for both bond and stock prices. In fact, as the economic strength of the December quarter, and later the March quarter became evident, two market corrections ensued. These however, proved short lived as inflation was actually trading down rather than accelerating. Productivity gains more than offset wage increases, allowing corporate profit margins to remain high and consumer prices low. Global growth in industrialized countries outside the U.S. has also been slower than expected, allowing capacity to keep up with demand. This strong growth has allowed profit increases, employment, and personal incomes to remain high. This resulted in unforeseen tax revenues significantly reducing the Federal deficit which in turn is facilitating political compromise on budget issues. The U.S. dollar has remained strong helping inflation. While the Federal Reserve has raised short term rates slightly, monetary policy has not become restrictive and longer term rates are about the same as six months ago. In short, the environment has been exceptionally good.

    Looking to the balance of the year, most of the same earlier questions persist but the current outlook remains favorable. Real incomes are rising, there are few signs of increased inflation, and growth appears to have moderated recently. There does not appear to be the type of excesses present which would necessitate either a recession or an overheated inflationary condition.

    In closing, we reiterate that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.

Sincerely,


/s/ Mark L. Lipson
------------------

Mark L. Lipson
President
June 1997

                                                                  [PICTURE]
                                                             LOUIS G. NAVELLIER


    NORTHSTAR GROWTH + VALUE FUND

THE MARKETS

          o The Northstar Growth + Value Fund opened November 18, 1996. During the period November 18, 1996 to April 30, 1997, the S&P rose 8.7%, the NASDAQ Composite rose 0.5% and the NASDAQ Industrials were actually down (9.0%), indicating that the equity advance over this period has been very narrow and limited to a few industry groups.

          o As investors might expect, the first quarter earnings reports for a broad range of stocks have been outstanding. The U.S. economy had its strongest economic growth quarter in several years. The first quarter earnings growth for large capitalization stocks in the S&P 500 were also outstanding, up over 14% compared to analysts' estimates of approximately 12% for the S&P 500. As indicated above, the large cap stocks continued to outperform the small-to-mid cap stocks over the period, until most recently when trading volume on NASDAQ began to accelerate. The surge in NASDAQ volume was caused by a drop in interest rates as well as a rotation by professional managers out of large capitalization stocks into the small-to-mid capitalization stocks that we favor. Valuations in the small to mid cap equity market continue to look attractive as these markets are selling at a discount to the larger broad based indices.

THE FUND

          o The Fund was down (6.0%), (6.2%), and (6.2%) for class A, class B, and, class C, respectively, from November 18, 1996 to April 30, 1997.

          o The top performing stocks in the Fund for the period ended April 30, 1997 included: U.S. Airways Group, Compuware, Dell Computer, Maverick Tube, and Brightpoint, Inc. Among the underperformers were: Herbalife, Finish Line, Inc., FirstPlus Financial Group, Imperial CR Industries and Medicis Parmeceutical.

CURRENT STRATEGY

          o During the past year, the Russell 2000 has lagged the S&P 500 by almost 30%, which is the largest discrepancy between small and large capitalization stocks in several decades. At almost 22 times current earnings it is hard to imagine how the S&P 500 will continue to rally, especially as its earnings momentum decelerates in the upcoming months. In contrast, the Russell 2000 continues to trade at only 17 times current earnings despite the fact that it is forecasted to have approximately 35% earnings growth this year. With the resurgence in both NASDAQ trading volume and technology stocks, we expect that Earnings Momentum, as a strategy, will become increasingly dominant. In the Navellier proprietary stock selection models, the weight and emphasis assigned to earnings momentum has increased considerably during the past few months. Earnings momentum strategies are very dependent on persistent buying pressure and strong institutional rotation into key industry groups, especially technology stocks. As a result, we expect that an earnings momentum strategy, which has performed poorly during the past year, will come back with a vengeance and lead the NASDAQ market and technology stocks dramatically higher in the upcoming months. We sincerely feel that the current environment is very similar to the breakout that NASDAQ experienced in 1990, 1992, and 1994 after suffering from prolonged liquidity droughts that plagued small-to-mid capitalization stocks. After NASDAQ surged on higher trading volume in 1990, 1992, and 1994, it continued to rally for 16 to 23 months. We fully expect that NASDAQ will continue to rally strongly since the underlying fundamentals of most small-to-mid capitalization stocks remain outstanding, especially when compared to their large capitalization counterparts.


------------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                         (ALL DATA ARE AS OF 4/30/97)                  TOTAL NET ASSETS $46,155,385
------------------------------------------------------------------------------------------------------------------------------------

TOP 10 HOLDINGS                                      TOP 5 INDUSTRIES               SEC AVERAGE ANNUAL RATES OF RETURN
NAME                                        % FUND   (by percentage of net asset)   (at maximum applicable sales charge)
                                                                                    ------------------------------------------------
    1      BankAmerica Corp.                 2.5%                                                                 For the period
    2      Compuware Corp.                   2.5%    Retailer     9.8%                     Inception   5 years   11/18/96-4/30/97
    3      Herman Miller, Inc.               2.5%                                   ------------------------------------------------
    4      Stein Mart, Inc.                  2.3%    Computer                       Class A    (10.48%)     n/a          (10.48%)
    5      Brightpoint, Inc.                 2.0%    Hardware     7.6%              ------------------------------------------------
    6      Intel Corp.                       2.0%                                   Class B    (10.89%)     n/a          (10.89%)
    7      Jabil Circuit, Inc.               1.8%    Banking      5.9%              ------------------------------------------------
    8      Consolidated Graphics, Inc.       1.6%                                   Class C     (7.14%)     n/a           (7.14%)
    9      Dell Computer Corp.               1.6%    Oil & Gas    5.9%              ------------------------------------------------
   10      du Pont (E.I.) De Nemours & Co.   1.6%
                                            ------   Food         5.1%              CUMULATIVE TOTAL RETURNS
                                            20.4%                                   (do not reflect sales charge)
                                            ------                                  ------------------------------------------------
                                            ------                                                               For the period
                                                                                          Inception   5 years   11/18/96-4/30/97
                                                                                    ------------------------------------------------
                                                                                    Class A     (6.00%)     n/a           (6.00%)
                                                                                    ------------------------------------------------
                                                                                    Class B     (6.20%)     n/a           (6.20%)
                                                                                    ------------------------------------------------
                                                                                    Class C     (6.20%)     n/a           (6.20%)
                                                                                    ------------------------------------------------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

Security                                                                        Shares                     Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.46%
AEROSPACE/AIRCRAFT PARTS -- 2.38%
United Technologies Corp.                                                        5,300               $   400,813
U.S. Airways Group, Inc. @                                                      21,500                   696,062
                                                                                                     -----------
                                                                                                       1,096,875
                                                                                                     -----------
AIR FREIGHT/COURIERS -- 2.66%
Eagle U.S.A. Airfreight, Inc. @                                                 30,900                   625,725
Expeditors International of Washington, Inc.                                    24,000                   600,000
                                                                                                     -----------
                                                                                                       1,225,725
                                                                                                     -----------
APPAREL/FABRIC -- 3.17%
Fruit of the Loom, Inc. @                                                       10,400                   374,400
Jones Apparel Group, Inc. @                                                     15,000                   626,250
VF Corp.                                                                         6,400                   461,600
                                                                                                     -----------
                                                                                                       1,462,250
                                                                                                     -----------
AUTO/TRUCK MANUFACTURERS -- 1.29%
PACCAR, Inc.                                                                     8,500                   593,938
                                                                                                     -----------
BANKING -- 5.92%
BankAmerica Corp.                                                               10,000                 1,168,750
City National Corp.                                                             24,000                   549,000
Comerica, Inc.                                                                   9,000                   526,500
GreenPoint Financial Corp.                                                       8,800                   487,300
                                                                                                     -----------
                                                                                                       2,731,550
                                                                                                     -----------
BEVERAGES -- 2.31%
Anheuser-Busch Cos., Inc.                                                       10,000                   428,750
Coca-Cola Co.                                                                   10,000                   636,250
                                                                                                     -----------
                                                                                                       1,065,000
                                                                                                     -----------
CHEMICALS -- 2.51%
du Pont (E.I.) De Nemours & Co.                                                  7,000                   742,875
Innovex, Inc.                                                                   13,000                   416,000
                                                                                                     -----------
                                                                                                       1,158,875
                                                                                                     -----------
COMPUTER HARDWARE -- 7.55%
Dell Computer Corp. @                                                            9,000                   753,187
Jabil Circuit, Inc. @                                                           17,500                   846,562
Keane, Inc. @                                                                   15,000                   695,625
Quantum Corp. @                                                                 13,800                   575,288
Western Digital Corp. @                                                         10,000                   616,250
                                                                                                     -----------
                                                                                                       3,486,912
                                                                                                     -----------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                        Shares                     Value
----------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.16%
Compuware Corp. @                                                               30,000               $ 1,132,500
Microsoft Corp. @                                                                2,700                   328,050
                                                                                                     -----------
                                                                                                       1,460,550
                                                                                                     -----------
CONGLOMERATES -- 1.74%
GenCorp, Inc.                                                                   30,000                   562,500
PHH Corp.                                                                        5,000                   242,500
                                                                                                     -----------
                                                                                                         805,000
                                                                                                     -----------
COSMETICS/PERSONAL CARE -- 2.70%
Alberto-Culver Co.                                                              20,000                   582,500
Colgate-Palmolive Co.                                                            6,000                   666,000
                                                                                                     -----------
                                                                                                       1,248,500
                                                                                                     -----------
DATA COMMUNICATION/NETWORKING -- 1.02%
Black Box Corp. @                                                               20,000                   472,500
                                                                                                     -----------
ELECTRONICS -- 1.90%
Brightpoint, Inc. @                                                             40,000                   875,000
                                                                                                     -----------
FINANCIAL SERVICES -- 2.98%
FirstPlus Financial Group, Inc. @                                               30,000                   663,750
Student Loan Marketing Association                                               6,000                   709,500
                                                                                                     -----------
                                                                                                       1,373,250
                                                                                                     -----------
FOOD -- 5.09%
Campbell Soup Co.                                                               12,000                   613,500
Interstate Bakeries Corp.                                                       10,000                   518,750
Quality Food Centers, Inc. @                                                     3,000                   120,375
Riser Foods, Inc.                                                               16,000                   554,000
Safeway, Inc. @                                                                 12,200                   544,425
                                                                                                     -----------
                                                                                                       2,351,050
                                                                                                     -----------
HEALTHCARE -- 1.52%
Counsel Corp. @                                                                 12,000                   156,000
Safeskin Corp. @                                                                24,300                   543,713
                                                                                                     -----------
                                                                                                         699,713
                                                                                                     -----------
HEALTHCARE/PHARMACEUTICAL -- 0.96%
Bristol-Myers Squibb Co.                                                         6,800                   445,400
                                                                                                     -----------
HOME FURNISHINGS -- 3.08%
Interface, Inc.                                                                 16,400                   366,950
Mohawk Industries, Inc. @                                                       20,000                   447,500
O'Sullivan Industries Holdings, Inc. @                                          45,000                   607,500
                                                                                                     -----------
                                                                                                       1,421,950
                                                                                                     -----------
HOUSEHOLD PRODUCTS -- 3.68%
Clorox Co.                                                                       5,000                   636,875
U.S. Industries, Inc. @                                                         15,000                   541,875
WestPoint Stevens, Inc. @                                                       13,300                   520,362
                                                                                                     -----------
                                                                                                       1,699,112
                                                                                                     -----------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                        Shares                     Value
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL AND COMMERCIAL SERVICES -- 2.66%
MasTec, Inc. @                                                                  20,000               $   580,000
Tubos de Acero de Mexico SA @ **                                                24,000                   393,000
Valspar Corp.                                                                    9,000                   256,500
                                                                                                     -----------
                                                                                                       1,229,500
                                                                                                     -----------
INSURANCE -- 4.63%
Ace, Ltd.                                                                       10,000                   600,000
Allstate Corp.                                                                   8,000                   524,000
Conseco, Inc.                                                                   11,500                   475,812
Orion Capital Corp.                                                              6,000                   375,750
Progressive Corp.                                                                2,100                   159,863
                                                                                                     -----------
                                                                                                       2,135,425
                                                                                                     -----------
OFFICE EQUIPMENT/SUPPLIES -- 3.73%
Avery Dennison Corp.                                                            16,000                   588,000
Herman Miller, Inc.                                                             35,000                 1,133,125
                                                                                                     -----------
                                                                                                       1,721,125
                                                                                                     -----------
OIL -- 2.56%
Parker & Parsley Petroleum Co.                                                  14,200                   468,600
Schlumberger Ltd.                                                                5,000                   553,750
Shell Transport & Trading Co. **                                                 1,500                   159,563
                                                                                                     -----------
                                                                                                       1,181,913
                                                                                                     -----------
OIL & GAS -- 0.46%
Texaco, Inc.                                                                     2,000                   211,000
                                                                                                     -----------
OIL & GAS EXPLORATION -- 5.90%
Camco International, Inc.                                                       12,000                   532,500
Falcon Drilling Co., Inc. @                                                     10,000                   382,500
Global Marine, Inc. @                                                           25,000                   503,125
Maverick Tube Corp. @                                                           22,500                   492,187
Tosco Corp.                                                                     14,700                   435,488
USX-Marathon Group                                                              13,600                   375,700
                                                                                                     -----------
                                                                                                       2,721,500
                                                                                                     -----------
PHARMACEUTICAL -- 0.69%
Medicis Pharmaceutical Corp. @                                                  13,050                   319,725
                                                                                                     -----------
POWER SUPPLY -- 0.99%
American Power Conversion Corp. @                                               23,700                   456,225
                                                                                                     -----------
PRINTING & PUBLISHING -- 1.58%
Consolidated Graphics, Inc. @                                                   30,000                   731,250
                                                                                                     -----------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                               Shares/
Security                                                              Principal Amount                     Value
----------------------------------------------------------------------------------------------------------------
RETAILERS -- 9.76%
Costco Cos., Inc. @                                                             18,800               $   542,850
Eagle Hardware & Garden, Inc. @                                                 30,000                   562,500
Finish Line, Inc. @                                                             35,000                   360,937
Goody's Family Clothing, Inc. @                                                 25,300                   442,750
Pacific Sunwear Of California @                                                  7,000                   218,750
Ross Stores, Inc.                                                               18,000                   506,250
Stein Mart, Inc. @                                                              37,000                 1,073,000
TJX Cos., Inc.                                                                   4,900                   231,525
Tuesday Morning Corp. @                                                         20,000                   565,000
                                                                                                     -----------
                                                                                                       4,503,562
                                                                                                     -----------
SAVINGS & LOAN -- 0.63%
Imperial Credit Industries, Inc. @                                              20,000                   291,250
                                                                                                     -----------
SEMICONDUCTOR -- 3.77%
Intel Corp.                                                                      6,000                   918,750
National Semiconductor Corp. @                                                  21,500                   537,500
Vitesse Semiconductor Corp. @                                                    9,000                   283,500
                                                                                                     -----------
                                                                                                       1,739,750
                                                                                                     -----------
TELECOMMUNICATIONS -- 1.24%
Telecomunicacoes Brasileiras SA **                                               5,000                   573,750
                                                                                                     -----------
VEHICLE PARTS & EQUIPMENT -- 0.24%
Tower Automotive, Inc. @                                                         3,000                   111,000
                                                                                                     -----------
TOTAL COMMON STOCKS
(cost $43,370,003)                                                                                    43,600,125
                                                                                                     -----------
TOTAL INVESTMENT SECURITIES -- 94.46%
(cost $43,370,003)                                                                                    43,600,125
REPURCHASE AGREEMENT -- 4.70%
Agreement with State Street Bank and Trust bearing interest at
5.20% dated 4/30/97, to be repurchased 5/01/97 in the amount of
$2,169,313 and collateralized by $2,210,000 U.S. Treasury Bills,
5.125% due 2/28/98,
value $2,213,235
(cost $2,169,000)                                                           $2,169,000                 2,169,000
OTHER ASSETS LESS LIABILITIES -- 0.84%                                                                   386,260
                                                                                                     -----------
NET ASSETS -- 100.00%                                                                                $46,155,385
                                                                                                     -----------
                                                                                                     -----------

@  Non-income producing.
** American Depository Receipts.

See accompanying notes to financial statements.

                                                                 [PICTURE]
                                                             CHARLES H. BRANDES


    NORTHSTAR INTERNATIONAL VALUE FUND

THE MARKETS

          o The international markets performed favorably during the six-month period ended April 30, 1997. The Latin American markets performed exceptionally well, with Brazil up 38.4% followed by Mexico at 18.5%. The European markets were also strong performers led by Spain which was up 24.7%. The Asian markets were generally weak with Japan down 13.3%.

          o Many leading European companies surged as the market acknowledged that their strident efforts at implementing U.S.-style corporate restructuring are showing signs of impacting their bottom lines. The market is continuing to recognize the increased focus on enhancing shareholder value among many CEOs.

THE FUND

          o The Fund performed strongly during the period with a total rate of return of 15.7% for class A, 0.7% for class B, and 14.8% for class C, which compares favorably to the Morgan Stanley EAFE index which returned 1.6%. The Lipper Index of International Equity Funds returned 8.5% for the same period.

          o European holdings were the largest contributors to the period's performance with Spain, France, and Italy leading the way. Latin issues were also up strongly led by our Brazilian and Mexican holdings. Telecommunciations was the strongest industry contributor.

          o The Fund continued to benefit from an underweighting in Japanese issues and an overweighting in European issues. Thirty-five percent of the Fund's holdings were up over 10% for the period.

          o Our largest regional commitment is to Europe with France, Italy, and Spain the most significant country components. Nineteen countries are represented in the Fund. The largest industry commitments are to Telecommunications, Electrical & Electronics, and Food and Household Products. Sixteen industries are included in the Fund.

CURRENT STRATEGY

          o The bottom-up, value philosophy used in managing the Fund will be consistently applied to find the best opportunities available in non-U.S. markets. There is no focus on top-down macroeconomic evaluations or forecasts in structuring the Fund. Country and industry exposure are exclusively a residual of the purchase of individual businesses that meet the strict value criteria.

          o The fundamental valuation characteristics of the Fund such as Price to Earnings, Price to Book Value and Price to Cash Flow ratios reflect, and will continue to reflect, significant discounts to the world market averages. This absolute value focus has performed very favorably in declining market environments as well as doing well over long-term market cycles.

          o The Fund will endeavor to stay fully invested in non-U.S. equities and will not attempt to anticipate short-term market movements. We will hold the best values available without bias to either country or industry.


-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION      (ALL DATA ARE AS OF 4/30/97)                        TOTAL NET ASSETS $43,996,832
-------------------------------------------------------------------------------------------------------------------


TOP 10 HOLDINGS                              TOP 5 INDUSTRIES               SEC AVERAGE ANNUAL RATES OF RETURN
NAME                                % FUND   (by percentage of net asset)   (at maximum applicable sales charge)
                                                                            ---------------------------------------
    1      Alcatel Alsthom           5.0%    Telecommunications  18.63%               Inception    5years    1year
    2      Stet Societa Finanzioria  4.6%                                   ---------------------------------------
           Tele. S.p.A.                      Electrical &                   Class A     13.32%        n/a    11.64%
    3      Daimler-Benz AG           4.4%    Electronics         11.92%     ---------------------------------------
    4      Nestle SA                 4.4%                                   Class B    -10.49%        n/a   -10.49%
    5      Fuji Photo Film Co.       3.9%    Food & Household               ---------------------------------------
    6      Groupe Danone             3.8%    Products            10.44%     Class C     15.63%        n/a    16.21%
    7      Hitachi Ltd.              3.2%                                   ---------------------------------------
    8      Telefonica de Espana SA   3.1%    Banking              8.43%
    9      Tele Danmark A/S          3.0%                                   CUMULATIVE TOTAL RETURNS
   10      Telefonos de Mexixo SA    2.9%    Energy               6.26%     (do not reflect sales charge)
                                    ------                                  --------------------------------------
                                    38.3%                                             Inception    5years   1year
                                    ------                                  --------------------------------------
                                    ------                                  Class A     37.65%        n/a   17.21%
                                                                            --------------------------------------
                                                                            Class B      0.70%        n/a    0.70%*
                                                                            --------------------------------------
                                                                            Class C     36.97%        n/a   17.38%
                                                                            --------------------------------------


* For the period 4/18/97-4/30/97

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                        Shares                     Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 91.32%
AUTOMOTIVE -- 6.24%
Daimler-Benz AG (Germany)                                                       26,100               $ 1,938,133
PSA Peugeot Citroen (France)                                                     8,110                   807,318
                                                                                                     -----------
                                                                                                       2,745,451
                                                                                                     -----------
BANKING -- 8.43%
Argentaria SA (Spain)                                                           13,060                   582,410
Banco Bilbao Vizcaya SA (Spain)                                                 13,500                   908,587
Den Danske Bank (Denmark)                                                       12,280                 1,062,042
Istituto Mobiliare Italiano S.p.A. (Italy)                                     135,700                 1,155,947
                                                                                                     -----------
                                                                                                       3,708,986
                                                                                                     -----------
BEVERAGES & TOBACCO -- 2.79%
Guinness PLC (United Kingdom)                                                  109,400                   904,279
Molson Cos. Ltd. (Canada)                                                       19,440                   321,449
                                                                                                     -----------
                                                                                                       1,225,728
                                                                                                     -----------
CHEMICALS -- 1.19%
Imperial Chemical Industries PLC (United Kingdom)                               46,000                   522,626
                                                                                                     -----------
DATA PROCESSING & REPRODUCTION -- 0.03%
Scitex Corp. Ltd. (Israel)                                                       2,200                    15,125
                                                                                                     -----------
ELECTRICAL & ELECTRONICS -- 11.92%
ABB AG @ (Switzerland)                                                             350                   423,818
Alcatel Alsthom (France)                                                        19,650                 2,185,017
Hitachi Ltd. (Japan)                                                           157,200                 1,424,193
Siemens AG (Germany)                                                            22,400                 1,213,258
                                                                                                     -----------
                                                                                                       5,246,286
                                                                                                     -----------
ENERGY -- 6.26%
Elf Aquitaine SA (France)                                                        9,695                   940,182
Repsol SA (Spain)                                                               22,990                   963,912
YPF Sociedad Anonima ** (Argentina)                                             30,740                   849,192
                                                                                                     -----------
                                                                                                       2,753,286
                                                                                                     -----------
FOOD & HOUSEHOLD PRODUCTS -- 10.44%
Grand Metropolitan PLC (United Kingdom)                                        121,500                 1,014,141
Groupe Danone (France)                                                          11,370                 1,655,872
Nestle SA (Switzerland)                                                          1,585                 1,924,666
                                                                                                     -----------
                                                                                                       4,594,679
                                                                                                     -----------
GOLD MINES -- 1.80%
De Beers Centenary AG (South Africa)                                            22,000                   791,634
                                                                                                     -----------

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                        Shares                     Value
----------------------------------------------------------------------------------------------------------------
INSURANCE -- 5.29%
Assurances Generales De France (France)                                         20,450               $   665,374
Baloise Holding Ltd. @ (Switzerland)                                               354                   746,856
ING Groep N.V. (Netherlands)                                                     3,860                   151,563
Tokio Marine & Fire Insurance Co. (Japan)                                       78,100                   762,941
                                                                                                     -----------
                                                                                                       2,326,734
                                                                                                     -----------
MACHINERY & ENGINEERING -- 1.51%
Schindler Holding AG (Switzerland)                                                 193                   233,706
VA Technologie AG (Austria)                                                      2,760                   428,890
                                                                                                     -----------
                                                                                                         662,596
                                                                                                     -----------
METALS -- STEEL -- 2.02%
Iscor Ltd. (South Africa)                                                      932,150                   645,681
Pohang Iron & Steel Co. Ltd. (South Korea)                                      10,090                   243,421
                                                                                                     -----------
                                                                                                         889,102
                                                                                                     -----------
MULTI -- INDUSTRY -- 5.22%
BTR PLC (United Kingdom)                                                       208,650                   852,185
Jardine Matheson Holdings Ltd. (Singapore)                                     156,800                   862,400
Pacific Dunlop Ltd. (Australia)                                                215,800                   582,288
                                                                                                     -----------
                                                                                                       2,296,873
                                                                                                     -----------
RECREATION PRODUCTS -- 3.86%
Fuji Photo Film Co. (Japan)                                                     44,500                 1,700,280
                                                                                                     -----------
TELECOMMUNICATIONS -- 18.63%
Royal PTT Nederland NV (Netherlands)                                            27,740                   985,273
Stet Societa' Finanzioria Telefonica S.p.A. (Italy)                            426,300                 2,015,506
Tele Danmark A/S (Denmark)                                                      27,090                 1,302,977
Telecomunicacoes Brasileiras SA ** (Brazil)                                     10,940                 1,255,365
Telefonica de Espana SA (Spain)                                                 53,390                 1,367,570
Telefonos de Mexico SA ** (Mexico)                                              30,830                 1,271,737
                                                                                                     -----------
                                                                                                       8,198,428
                                                                                                     -----------

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                       Shares/Principal Amount                     Value
----------------------------------------------------------------------------------------------------------------
UTILITIES -- ELECTRICAL & GAS -- 5.69%
Berliner Kraft-und Licht (Germany)                                              12,800               $   325,211
BG PLC (United Kingdom)                                                        173,700                   501,112
Centrais Eletricas Brasileiras SA (Brazil)                                      21,600                   483,624
EVN Energie-Versorgung Niederoesterreich AG (Austria)                            3,250                   402,032
Italgas S.p.A. (Italy)                                                         205,000                   701,023
Korea Electric Power Corp. ** (South Korea)                                      5,240                    89,080
                                                                                                     -----------
                                                                                                       2,502,082
                                                                                                     -----------
TOTAL COMMON STOCKS
(cost $35,669,920)                                                                                    40,179,896
                                                                                                     -----------
RIGHTS -- 0.00%
AUTOMOTIVE -- 0.00%
Daimler-Benz AG (Germany), (expires 5/13/97)                                    26,100                         0
                                                                                                     -----------
TOTAL RIGHTS
(cost $0)                                                                                                      0
                                                                                                     -----------
TOTAL INVESTMENT SECURITIES -- 91.32%
(cost $35,669,920)                                                                                    40,179,896
REPURCHASE AGREEMENT -- 5.74%
Agreement with State Street Bank and Trust bearing interest
at 5.20% dated 4/30/97 to be repurchased 5/01/97 in the
amount of $2,524,365 and collateralized by $2,575,000 U.S.
Treasury Bills, 5.125% due 2/28/98, value $2,578,770
(cost $2,524,000)                                                           $2,524,000                 2,524,000
OTHER ASSETS LESS LIABILITIES -- 2.94%                                                                 1,292,936
                                                                                                     -----------
NET ASSETS -- 100.00%                                                                                $43,996,832
                                                                                                     -----------
                                                                                                     -----------

@  Non-income producing.
**  American Depositary Receipts.


      PERCENT BY COUNTRY         % FUND
------------------------------   ------
France                           14.2%
Japan                             8.8%
Italy                             8.8%
Spain                             8.7%
United Kingdom                    8.6%
Germany                           7.9%
Switzerland                       7.6%
Denmark                           5.4%
South Africa                      3.3%
Mexico                            2.9%
Brazil                            2.9%
Netherlands                       2.6%
Singapore                         2.0%
Argentina                         1.9%
Austria                           1.9%
Australia                         1.3%
Brazil                            1.1%
South Korea                       0.8%
Canada                            0.7%
Israel                            0.0%
Repo                              5.7%
Other assets less liabilities     2.9%
                                 ------
                                 100.0%
                                 ------
                                 ------

See accompanying notes to financial statements.

                                             [PICTURE]            [PICTURE]
                                          GEOFFREY WADSWORTH     JOHN W. FISHER


    NORTHSTAR INCOME AND GROWTH

THE MARKETS

          o The Dow Jones Industrials and the S&P 500 Index posted strong gains of 16.3% and 13.6%, respectively, during the six months ended April
             30. Large capitalization blue chip stocks were the leaders by a wide margin as smaller companies represented in the NASDAQ Composite gained only 3.2%.

          o Interest rates were volatile during the period but trended up with rising inflation fears causing a decline in price for 10 year treasuries of (2.8%) and for 30 year treasury bonds of (5.2%). Adding interest, the returns for these highest quality benchmarks were 0.4% and (2.0%), respectively.

          o The equity market was buoyed by surprisingly strong economic growth along with productivity gains which led to stronger than expected earnings and very little inflation.

THE FUND

          o The Funds class A, B, and C shares had a total return of 7.2%, 6.8%, and 6.9%, respectively, for the six months. This compares to 6.9% for the Lipper Balanced Fund Index.

          o The favorable performance was driven by the common stock holdings which were 55% of the fund in October and were increased to as high as 67%, before being cut back to 61% in April.

          o Among the strong equity performers were individual stocks from several sectors such as Bristol Myers, Exxon, G.E., 3M, and Merck. The income oriented holdings including straight bonds and convertibles contributed little or nothing to the Fund.

          o Equity holdings have been increasingly focused on a smaller number of large capitalization dividend paying stocks with an overall average yield close to 3%. Also, the income oriented holdings have been changed significantly to increase the current yield and reduce the potential volatility and economic risk. Convertibles were cut back from over 25% of the Fund to under 10% while government and corporate bonds were increased to over 26%.

CURRENT STRATEGY

          o The economy has recently been growing faster than the perceived speed limit for stable inflation. The advance to new highs for stocks reflects an expected moderation in growth from the recent fast pace.

          o It seems likely that profit growth will slow soon or monetary policy will become more restrictive. This makes the upside potential for financial markets more limited but still positive in our view. The Fund has been positioned more conservatively with higher quality, and higher yielding holdings. We anticipate opportunistically increasing the bond position a little more during periods of volatility should they occur.

--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/97)     TOTAL NET ASSETS: $187,400,939
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS                  TOP 5 INDUSTRIES              SEC AVERAGE ANNUAL RATES OF RETURN
NAME                            % FUND  (by percentage of net assets) (at maximum applicable sales charge)
                                                                      ----------------------------------------
    1      General Electric Co.  5.7%   U.S. Government  18.7%                  Inception    5 years    1 year
    2      Minnesota, Mining &   5.1%                                 ----------------------------------------
           Manufacturing Co.            Energy           17.6%        Class A      8.52%         n/a     8.10%
    3      Philip Morris Cos.,   5.1%                                 ----------------------------------------
           Inc.                         Financial        11..5%       Class B      7.46%         n/a     7.79%
    4      Eastman Kodak Co.     4.7%                                 ----------------------------------------
    5      J.P. Morgan & Co.     3.7%   Basic Materials  10.3%        Class C      9.22%         n/a    11.74%
    6      Exxon Corp.           3.5%                                 ----------------------------------------
    7      Texaco, Inc.          3.5%   Consumer Staples  8.5%
    8      du Pont (E.I.) De     3.4%                                 CUMULATIVE TOTAL RETURNS
           Nemours & Co.                                              (do not reflect sales charge)
    9      Chevron Corp.         2.7%                                 ----------------------------------------
   10      Occidental Petroleum  2.5%                                           Inception    5 years    1 year
           Corp.                                                      ----------------------------------------
                                ------                                Class A     41.45%         n/a    13.51%
                                39.9%                                 ----------------------------------------
                                ------                                Class B     29.93%         n/a    12.77%
                                ------                                ----------------------------------------
                                                                      Class C     33.41%         n/a    12.73%
                                                                      ----------------------------------------


    NORTHSTAR INCOME AND GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                       Shares                      Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 61.26%
AEROSPACE & DEFENSE -- 1.16%
Boeing Co.                                                                     22,000               $  2,169,750
                                                                                                    ------------
AUTOMOTIVE -- 4.79%
Chrysler Corp.                                                                 86,000                  2,580,000
Ford Motor Co.                                                                 80,000                  2,780,000
General Motors Corp.                                                           62,500                  3,617,188
                                                                                                    ------------
                                                                                                       8,977,188
                                                                                                    ------------
CHEMICALS -- 3.40%
du Pont (E.I.) De Nemours & Co.                                                60,000                  6,367,500
                                                                                                    ------------
CONSUMER PRODUCTS -- 7.31%
Kimberly-Clark Corp.                                                           82,280                  4,216,850
Minnesota, Mining & Manufacturing Co.                                         109,000                  9,483,000
                                                                                                    ------------
                                                                                                      13,699,850
                                                                                                    ------------
ELECTRICAL EQUIPMENT -- 5.69%
General Electric Co.                                                           96,100                 10,655,087
                                                                                                    ------------
FINANCE & BANKING -- 6.07%
Bankers Trust N.Y. Corp.                                                       55,000                  4,475,625
J.P. Morgan & Co., Inc.                                                        67,700                  6,896,937
                                                                                                    ------------
                                                                                                      11,372,562
                                                                                                    ------------
FOREST & PAPER PRODUCTS -- 1.80%
International Paper Co.                                                        80,000                  3,380,000
                                                                                                    ------------
HEALTHCARE/PHARMACEUTICAL -- 4.48%
Bristol-Myers Squibb Co.                                                       66,000                  4,323,000
Merck & Co., Inc.                                                              45,000                  4,072,500
                                                                                                    ------------
                                                                                                       8,395,500
                                                                                                    ------------
OIL & GAS -- 12.14%
Chevron Corp.                                                                  75,000                  5,137,500
Exxon Corp.                                                                   114,400                  6,477,900
Mobil Corp.                                                                    35,000                  4,550,000
Texaco, Inc.                                                                   62,500                  6,593,750
                                                                                                    ------------
                                                                                                      22,759,150
                                                                                                    ------------
PHOTOGRAPHY -- 4.68%
Eastman Kodak Co.                                                             105,000                  8,767,500
                                                                                                    ------------
RETAILING -- 1.20%
Sears, Roebuck & Co.                                                           47,000                  2,256,000
                                                                                                    ------------
TELECOMMUNICATIONS -- 2.32%
AT & T Corp.                                                                  130,000                  4,355,000
                                                                                                    ------------
TOBACCO -- 6.22%
Philip Morris Cos., Inc.                                                      243,000                  9,568,125
RJR Nabisco Holdings Corp.                                                     70,000                  2,082,500
                                                                                                    ------------
                                                                                                      11,650,625
                                                                                                    ------------
TOTAL COMMON STOCKS
(cost $92,179,679)                                                                                   114,805,712
                                                                                                    ------------

    NORTHSTAR INCOME AND GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                              Shares/
Security                                                             Principal Amount                      Value
----------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 6.69%
ENERGY -- 5.91%
MCN Energy Group, Inc., 8.75%                                                 138,500               $  3,687,563
NorAm Financing I, 6.25%                                                       43,000                  2,623,000
Occidental Petroleum Corp., $3.875 #                                           85,500                  4,762,692
                                                                                                    ------------
                                                                                                      11,073,255
                                                                                                    ------------
FINANCE & BANKING -- 0.78%
Finova Group, Inc., 5.50%                                                      27,500                  1,464,375
                                                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $12,343,543)                                                                                    12,537,630
                                                                                                    ------------
EXCHANGEABLE NOTES -- 0.94%
ENERGY -- 0.94%
Atlantic Richfield Corp.(1)
9.00%, Exchangeable Notes, 9/15/97                                            $86,000                  1,763,000
                                                                                                    ------------
TOTAL EXCHANGEABLE NOTES
(cost $2,383,202)                                                                                      1,763,000
                                                                                                    ------------
CORPORATE BONDS -- 7.30%
BANKING -- 1.93%
First Union Corp.
7.50%, Subordinated Notes, 7/15/06                                          3,600,000                  3,616,560
                                                                                                    ------------
HEALTHCARE/PHARMACEUTICAL -- 0.95%
American Home Products Corp.
7.90%, Notes, 2/15/05                                                       1,700,000                  1,783,504
                                                                                                    ------------
INSURANCE -- 0.75%
Leucadia National Corp.
8.25%, Sr. Subordinated Notes, 6/15/05                                      1,375,000                  1,403,779
                                                                                                    ------------
RETAILERS -- 1.62%
Penney (J.C.), Inc.
7.60%, Notes, 4/01/07                                                       3,000,000                  3,039,600
                                                                                                    ------------
TRANSPORTATION -- 2.05%
Continental Airlines, Inc.
7.82%, Pass-Thru Certificates, 4/15/15                                      3,774,510                  3,842,073
                                                                                                    ------------
TOTAL CORPORATE BONDS
(cost $13,562,999)                                                                                    13,685,516
                                                                                                    ------------
CONVERTIBLE BONDS -- 0.54%
REAL ESTATE INVESTMENT TRUST -- 0.54%
Meditrust
7.50%, Debentures, 3/01/01                                                    940,000                  1,006,392
                                                                                                    ------------
TOTAL CONVERTIBLE BONDS
(cost $933,220)                                                                                        1,006,392
                                                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 18.72%
  6.50%, due 10/15/23                                                       2,536,005                  2,407,632
  6.50%, due 2/15/26                                                       21,869,773                 20,623,634
U.S. Treasury Notes, 6.50% due 10/15/06                                    12,250,000                 12,054,123
                                                                                                    ------------
                                                                                                      35,085,389
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
(cost $36,487,195)                                                                                    35,085,389
                                                                                                    ------------

    NORTHSTAR INCOME AND GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                             Principal Amount                      Value
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 95.45%
(cost $157,889,838)                                                                                 $178,883,639
REPURCHASE AGREEMENT -- 4.45%
Agreement with State Street Bank and Trust bearing
interest at 5.20% dated 4/30/97 to be repurchased 5/01/97
at $8,335,204 and collateralized by $8,490,000 U.S.
Treasury Notes, 5.125% due 2/28/98, value $8,502,429
(cost $8,334,000)                                                          $8,334,000                  8,334,000

OTHER ASSETS LESS LIABILITIES -- 0.10%                                                                   183,300
                                                                                                    ------------
NET ASSETS -- 100.00%                                                                               $187,400,939
                                                                                                    ------------
                                                                                                    ------------

 # Sales to Qualified Institutional Investors.
(1) Mandatory conversion on 9/15/97 into shares of Lyondell Petrochemical Co. common stock.

                                                                        % of Fund
Industry                                         $ Value                Portfolio
---------------------------------------------------------------------------------
Aerospace & Defense                         $  2,169,750                    1.15%
Automotive                                     8,977,188                    4.79
Chemicals                                      6,367,500                    3.40
Consumer Products                             13,699,850                    7.31
Electrical Equipment                          10,655,087                    5.69
Energy                                        12,836,255                    6.85
Finance & Banking                             16,453,497                    8.78
Forest & Paper Products                        3,380,000                    1.80
Healthcare/Pharmaceuticals                    10,179,004                    5.43
Insurance                                      1,403,779                    0.75
Oil & Gas                                     22,759,150                   12.14
Photography                                    8,767,500                    4.68
Real Estate Investment Trust                   1,006,392                    0.54
Retail                                         5,295,600                    2.83
Telecommunications                             4,355,000                    2.32
Tobacco                                       11,650,625                    6.22
Transportation                                 3,842,073                    2.05
U.S. Government & Agencies                    35,085,389                   18.72
Repurchase Agreement                           8,334,000                    4.45
Other assets less liabilities                    183,300                    0.10
                                            ------------                ---------
NET ASSETS                                  $187,400,939                  100.00%
                                            ------------                ---------
                                            ------------                ---------

See accompanying notes to financial statements.

                                                                   [PICTURE]
                                                                THOMAS OLE DIAL


    NORTHSTAR HIGH TOTAL RETURN FUND

THE MARKETS

          o Inflation remained below 3.0% from Oct. 1996 to April 1997, but GDP growth was well above 2.5%. That caused yields on both 10-year and 30-year Treasury bonds to be volatile and to rise during that period. As a result, in March, 1997 the Fed increased the rate for fed funds by 0.3% to 5.5% to preempt higher inflation. Despite all of that, 10-yr. rates rose only 38 basis points (bps) to 6.7% , and 30-yr. rates rose 30 bps to 7.0%. Emerging markets issues outperformed high yield, which had better returns than investment grade or treasury bonds. High yield bonds were held back by the relative underperformance of small cap stocks.

          o High growth and low inflation caused bond spreads over treasuries to decline to near historical lows during most of the period from Oct. through April, while stock indices reached all-time highs in Jan. and Feb. 1997. However, Alan Greenspan's questioning of the rationality of stock prices, rising interest rates and the large number of new deals coming to market finally made stocks and bonds suffer a major correction. The correction was confined mainly to the month of March 1997, and the recovery of stock and bond prices was well under way by the end of April. The outlook for domestic stocks and bonds is now again positive for the rest of 1997.

THE FUND

          o We closed the fund to new investors to preserve the unrealized upside of the Fund for its existing investors. From Oct. 31, 1996 to April 30,1997, the total return of the Fund's Class A, B, and C shares was 1.9%, 1.6%, and 1.6%, respectively; the Lipper average was 4.7%. The portfolio's outstanding long-term record and the decision to close the fund promoted sales that led to a 43.1% increase in its net assets, which rose from $569MM to $814MM in the last six months.

          o The Fund's performance was held-back by the lower yet still heavy weighting of telecommunication issues in the portfolio. Telecommunication bond prices were weakened by new issuances and lower prices for related stocks. Large holdings of zero-coupon bonds, wireless cable bonds and small-cap preferred stocks also limited the Fund's relative performance. We further reduced cyclical holdings while we bought more cable and aerospace bonds.

          o Stocks or equity rights attached to bonds ("equity kickers") held by the Fund did not rise along with big cap stocks. Several of our equity kickers which we still think have solid long-term prospects unexpectedly sold off sharply due to setbacks in rolling out new services (e.g. CAI Wireless, EchoStar, Geotek, and Heartland).

CURRENT STRATEGY

          o Continue above-average exposure in non-cyclical industries and in bonds that have equity kickers.

          o Continue to sell securities which reach our price/spread targets. Focus on spreads among individual securities with different risk profiles/ratings and invest in securities with the best relative values.


--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/97)     TOTAL NET ASSETS: $814,280,719
--------------------------------------------------------------------------------
TOP 10 HOLDINGS                                     TOP 5 INDUSTRIES             SEC AVERAGE ANNUAL RATES OF RETURN
NAME                                       % FUND   by percentage of net asset) (at maximum applicable sales charge)
                                                                          -----------------------------------------
    1      Panda Global Energy Co.           1.9%   Telecommunications 16.8%                  Inception   5 years   1 year
    2      Anacomp, Inc.                     1.8%                                -----------------------------------------
    3      EchoStar Satellite                       Cable              12.3%     Class A         6.76%        n/a    2.48%
           Broadcasting Corp.                1.8%                                -----------------------------------------
    4      Occidente Y Caribe Cellular SA    1.8%   Services            8.0%     Class B         5.71%        n/a    2.22%
    5      Packaged Ice, Inc.                1.8%                                -----------------------------------------
    6      TCI Communications Financing      1.8%   Broadcasting        5.6%     Class C         7.16%        n/a    6.12%
    7      Dial Call Communications, Inc.    1.7%                                -----------------------------------------
    8      Trump Atlantic City Funding, Inc. 1.7%   Energy              3.2%
    9      Chancellor Radio Broadcasting     1.5%                                CUMULATIVE TOTAL RETURNS
   10      Sheffield Steel Corp.             1.5%                                (do not reflect sales charge)
                                            ------                               -----------------------------------------
                                             17.3%                                            Inception   5 years   1 year
                                            ------                               -----------------------------------------
                                            ------                               Class A        31.84%        n/a    7.65%
                                                                                 -----------------------------------------
                                                                                 Class B        21.36%        n/a    7.10%
                                                                                 -----------------------------------------
                                                                                 Class C        23.99%        n/a    7.10%
                                                                                 -----------------------------------------


    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
Security                                                                     Amount                      Value
--------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES -- 54.26%
AEROSPACE & DEFENSE -- 1.95%
Remington Arms Co. #
10.00%, Sr. Subordinated Notes, 12/01/03                               $  7,000,000               $  5,705,000
Wilcox + Gibbs, Inc. #
12.25%, Sr. Notes, 12/15/03                                              10,096,000                 10,146,480
                                                                                                  ------------
                                                                                                    15,851,480
                                                                                                  ------------
BANKS -- 0.72%
First Nationwide Bank, FSB #
10.625%, Sr. Subordinated Notes, 10/01/03                                 4,000,000                  4,240,000
First Nationwide Parent Holdings
12.50%, Sr. Notes, 4/15/03                                                1,500,000                  1,657,500
                                                                                                  ------------
                                                                                                     5,897,500
                                                                                                  ------------
BROADCASTING & MEDIA -- 1.86%
Allbritton Communications Co.
9.75%, Sr. Subordinated Debentures, 11/30/07                              4,500,000                  4,297,500
SFX Broadcasting, Inc.
10.75%, Sr. Subordinated Notes, 5/15/06                                   7,500,000                  7,875,000
Tevecap SA
12.625%, Sr. Notes, 11/26/04                                              3,000,000                  3,015,000
                                                                                                  ------------
                                                                                                    15,187,500
                                                                                                  ------------
CABLE -- 7.15%
Adelphia Communications Corp.
12.50%, Sr. Notes, 5/15/02                                                5,900,000                  6,195,000
Adelphia Communications Corp. #
9.875%, Sr. Notes, 3/01/07                                                4,000,000                  3,780,000
CAI Wireless Systems, Inc.
12.25%, Sr. Notes, 9/15/02                                                7,500,000                  2,887,500
EchoStar Satellite Broadcasting Corp. $
0/13.125%, Sr. Discount Notes, 3/15/04                                   19,993,000                 14,594,890
Heartland Wireless Communications, Inc.
13.00%, Sr. Notes, 4/15/03                                               10,300,000                  3,862,500
Heartland Wireless Communications, Inc.
14.00%, Sr. Notes, 10/15/04                                               7,000,000                  3,045,000
Source Media, Inc.
13.00%, Sr. Secured Notes, 3/31/02                                        5,676,895                  4,839,553
Source Media, Inc.
13.00%, Sr. Secured Notes, 3/31/02                                        5,000,000                  4,262,500
TCI Communications Financing III
9.65%, Company Guarantee, 3/31/27                                        14,896,000                 14,780,854
                                                                                                  ------------
                                                                                                    58,247,797
                                                                                                  ------------
CAPITAL GOODS -- 0.58%
Unisys Corp.
11.75%, Sr. Notes, 10/15/04                                               4,500,000                  4,741,875
                                                                                                  ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
Security                                                               Amount/Units                      Value
---------------------------------------------------------------------------------------------------------------
CHEMICALS -- 2.51%
Jordan Industries, Inc.
10.375%, Sr. Notes, 8/01/03                                            $  8,001,000                $  7,920,990
Jordan Industries, Inc. # $
0/11.75%, Sr. Subordinated Discount Notes, 8/01/09                       12,865,000                   7,333,050
Sterling Chemicals, Inc. #
11.25%, Sr. Subordinated Notes, 4/01/07                                   4,997,000                   5,171,895
                                                                                                   ------------
                                                                                                     20,425,935
                                                                                                   ------------
CONTAINERS AND PACKAGING -- 2.64%
Packaged Ice, Inc. (1)
12.00%, Units, 4/15/04                                                       14,350                  14,421,750
Packaging Resources Inc. #
13.00%, Sr. Notes, 6/30/03                                                7,784,313                   7,044,804
                                                                                                   ------------
                                                                                                     21,466,554
                                                                                                   ------------
ENERGY -- 1.29%
CalEnergy Co., Inc.
9.50%, Sr. Notes, 9/15/06                                                10,000,000                  10,475,000
                                                                                                   ------------
FINANCIAL SERVICES -- 1.77%
Central Rents, Inc.
12.875%, Sr. Notes, 12/15/03                                             10,550,000                  10,655,500
Ocwen Financial Corp.
11.875%, Notes, 10/01/03                                                  3,550,000                   3,789,625
                                                                                                   ------------
                                                                                                     14,445,125
                                                                                                   ------------
FOOD & BEVERAGE -- 1.00%
Di Giorgio Corp.
12.00%, Sr. Notes, 2/15/03                                                2,000,000                   2,110,000
Gorges Quik To Fix Foods, Inc. #
11.50%, Sr. Subordinated Notes, 12/01/06                                  4,500,000                   4,578,750
Specialty Foods Corp.
10.25%, Sr. Notes, 8/15/01                                                1,500,000                   1,466,250
                                                                                                   ------------
                                                                                                      8,155,000
                                                                                                   ------------
HEALTHCARE -- 1.95%
Intracel Corp.
9.00%, Sr. Notes, 12/31/00                                                6,660,061                   5,694,352
Unison Healthcare Corp. #
12.25%, Company Guarantee, 11/01/06                                       5,000,000                   4,225,000
Urohealth Systems, Inc. # (2)
12.50%, Units, 4/01/04                                                        5,896                   5,984,440
                                                                                                   ------------
                                                                                                     15,903,792
                                                                                                   ------------
HOMEBUILDERS/HOME CONSTRUCTION -- 0.51%
Hovnanian K Enterprises, Inc.
11.25%, Subordinated Notes, 4/15/02                                       4,000,000                   4,120,000
                                                                                                   ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
Security                                                               Amount/Units                       Value
---------------------------------------------------------------------------------------------------------------
HOTEL & GAMING -- 2.81%
Aztar Corp.
13.75%, Sr. Subordinated Notes, 10/01/04                               $  5,000,000                $  5,681,250
Courtyard By Marriott Ltd.
10.75%, Sr. Secured Notes, 2/01/08                                        3,000,000                   3,157,500
Trump Atlantic City Funding, Inc.
11.25%, Company Guarantee, 5/01/06                                       14,400,000                  14,040,000
                                                                                                   ------------
                                                                                                     22,878,750
                                                                                                   ------------
INSURANCE -- 1.81%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                    6,000,000                   5,970,000
Integon Capital I #
10.75%, Company Guarantee, 2/15/27                                       10,000,000                   8,800,000
                                                                                                   ------------
                                                                                                     14,770,000
                                                                                                   ------------
OIL & GAS -- 2.95%
Clark U.S.A., Inc.
10.875%, Sr. Notes, 12/01/05                                              8,000,000                   8,150,000
Crown Central Petroleum Corp.
10.875%, Sr. Notes, 2/01/05                                              10,121,000                  10,310,769
Trans Texas Gas Corp.
11.50%, Sr. Secured Notes, 6/15/02                                        5,000,000                   5,575,000
                                                                                                   ------------
                                                                                                     24,035,769
                                                                                                   ------------
SERVICES -- 7.15%
Allied Waste North America, Inc. #
10.25%, Sr. Subordinated Notes, 12/01/06                                  3,000,000                   3,172,500
Anacomp, Inc. #
10.875%, Sr. Subordinated Notes, 4/01/04                                 15,000,000                  14,831,250
Coinstar, Inc. # $ (3)
0/13.00%, Units, 10/01/06                                                     8,700                   6,394,500
ICF Kaiser International, Inc. #
13.00%, Sr. Subordinated Notes, 12/31/03                                  3,500,000                   3,670,625
ICF Kaiser International, Inc. # $ (4)
0/13.00%, Units, 12/31/03                                                    11,254                  10,958,583
Kindercare Learning Centers, Inc. #
9.50%, Sr. Subordinated Notes, 2/15/09                                    2,500,000                   2,375,000
La Petite Holdings
9.625%, Sr. Secured Notes, 8/01/01                                        4,800,000                   4,932,000
Unifi Communications Inc. # (5)
14.00%, Units, 3/01/04                                                       11,795                  11,853,975
                                                                                                   ------------
                                                                                                     58,188,433
                                                                                                   ------------
SPECIALTY RETAILING -- 1.42%
Electronic Retailing Systems International # $ (6)
0/13.25%, Units, 2/01/04                                                     17,000                  11,560,000
                                                                                                   ------------
STEEL -- 1.47%
Sheffield Steel Corp.
12.00%, 1st Mortgage Notes, 11/01/01                                     12,700,000                  11,938,000
                                                                                                   ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
Security                                                               Amount/Units                       Value
---------------------------------------------------------------------------------------------------------------
SUPERMARKETS -- 2.14%
Dairy Mart Convenience Stores, Inc.
10.25%, Sr. Subordinated Notes, 3/15/04                                $  7,795,000                $  7,600,125
Food 4 Less Supermarkets, Inc. &
0/13.625%, Sr. Subordinated Debentures, 6/15/07                           8,796,409                   9,807,996
                                                                                                   ------------
                                                                                                     17,408,121
                                                                                                   ------------
TELECOMMUNICATIONS -- 10.08%
CS Wireless Systems Inc. $
0/11.375%, Sr. Discount Notes, 3/01/06                                   12,000,000                   3,300,000
Dial Call Communications, Inc. $
0/12.25%, Sr. Discount Notes, 4/15/04                                    17,500,000                  13,781,250
Geotek Communications, Inc. $
0/15.00%, Sr. Discount Notes, 7/15/05                                    10,900,000                   6,485,500
Globalstar L.P./Globalstar Capital # (7)
11.375%, Units, 2/15/04                                                       4,495                   4,455,669
GST U.S.A., Inc. $
0/13.875%, Company Guarantee, 12/15/05                                    4,975,000                   2,985,000
Hyperion Telecommunications, Inc. # $
0/13.00%, Sr. Discount Notes, 4/15/03                                    10,200,000                   5,431,500
ICG Holdings, Inc. $
0/13.50%, Sr. Discount Notes, 9/15/05                                     7,000,000                   4,763,150
International Wireless Communications
0%, Sr. Discount Notes, 8/15/01                                           6,000,000                   3,345,000
L 3 Communications Corp. #
10.375%, Sr. Subordinated Notes, 5/01/07                                  2,000,000                   2,070,000
Nextlink Communications, Inc.
12.50%, Sr. Notes, 4/15/06                                                6,000,000                   6,150,000
Paging Network, Inc.
10.00%, Sr. Subordinated Notes, 10/15/08                                  5,900,000                   5,310,000
SA Telecommunications, Inc.
10.00%, Sr. Debentures, 8/15/06                                           3,800,000                   3,173,000
Winstar Communications, Inc. $
0/14.00%, Sr. Discount Notes, 10/15/05                                   15,000,000                   8,325,000
Winstar Equipment Corp. #
12.50%, Sr. Secured Notes, 3/15/04                                        8,197,000                   7,889,612
Wireless One, Inc.
13.00%, Sr. Notes, 10/15/03                                               7,000,000                   4,620,000
                                                                                                   ------------
                                                                                                     82,084,681
                                                                                                   ------------
TRANSPORTATION -- 0.50%
Ameritruck Distribution Corp.
12.25%, Sr. Subordinated Notes, 11/15/05                                  4,000,000                   4,080,000
                                                                                                   ------------
TOTAL DOMESTIC BONDS & NOTES
(cost $464,339,836)                                                                                 441,861,312
                                                                                                   ------------
FOREIGN BONDS & NOTES -- 20.75%
BUILDING MATERIALS -- 0.68%
Cemex SA #
12.75%, Guarantee Notes, 7/15/06                                          5,000,000                   5,581,250
                                                                                                   ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
Security                                                               Amount/Units                       Value
---------------------------------------------------------------------------------------------------------------
CABLE -- 4.11%
Australis Media Ltd. $ (8)
14.00%/15.75%, Units, 5/15/03                                                 2,000                $  1,260,000
Innova S De R.L. #
12.875%, Sr. Notes, 4/01/07                                            $  8,900,000                   8,811,000
Multicanal Participacoes SA
12.625%, Company Guarantee, 6/18/04                                      11,875,000                  13,092,187
Rogers Cablesystems Ltd.
10.125%, Sr. Secured Debentures, 9/01/12                                 10,000,000                  10,275,000
                                                                                                   ------------
                                                                                                     33,438,187
                                                                                                   ------------
CAPITAL GOODS -- 0.25%
Celestica International, Inc. #
10.50%, Sr. Subordinated Notes, 12/31/06                                  1,900,000                   2,018,750
                                                                                                   ------------
CHEMICALS -- 0.49%
Acetex Corp.
9.75%, Sr. Secured Notes, 10/01/03                                        4,000,000                   3,960,000
                                                                                                   ------------
CONSUMER PRODUCTS -- 1.22%
International Semi-Tech Corp. $
0/11.50%, Sr. Discount Notes, 8/15/03                                    17,900,000                   9,979,250
                                                                                                   ------------
ENERGY -- 1.88%
Panda Global Energy Co. #
12.50%, Sr. Secured Notes, 4/15/04                                       16,000,000                  15,280,000
                                                                                                   ------------
ENTERTAINMENT -- 0.85%
Globo Comunicacoes E Participacoes Ltda. #
10.50%, Company Guarantee, 12/20/06                                       1,800,000                   1,836,000
TV Filme Inc. #
12.875%, Sr. Notes, 12/15/04                                              5,000,000                   5,100,000
                                                                                                   ------------
                                                                                                      6,936,000
                                                                                                   ------------
METALS & MINING -- 1.33%
Royal Oaks Mines, Inc.
11.00%, Company Guarantee, 8/15/06                                        2,000,000                   1,990,000
Westmin Resources Ltd.
11.00%, Sr. Secured Notes, 3/15/07                                        8,795,000                   8,816,988
                                                                                                   ------------
                                                                                                     10,806,988
                                                                                                   ------------
PAPER -- 2.77%
APP International Finance Co.
11.75%, Company Guarantee, 10/01/05                                       8,055,000                   8,538,300
Grupo Industrial Durango SA
12.00%, Sr. Notes, 7/15/01                                                6,250,000                   6,718,750
Indah Kiat International Finance
12.50%, Guaranteed Notes, 6/15/06                                         2,500,000                   2,746,875
Malette, Inc.
12.25%, Sr. Notes, 7/15/04                                                2,000,000                   2,215,000
Uniforet Inc. #
11.125%, Company Guarantee, 10/15/06                                      2,500,000                   2,312,500
                                                                                                   ------------
                                                                                                     22,531,425
                                                                                                   ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

                                                                          Principal
                                                                            Amount/
Security                                                               Shares/Units                       Value
----------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.63%
Sea Containers Ltd.
10.50%, Sr. Notes, 7/01/03                                            $ 5,000,000                   $  5,175,000
                                                                                                    ------------
STEEL -- 0.50%
Altos Hornos De Mexicos SA #
11.875%, Notes, 4/30/04                                                 4,000,000                      4,060,000
                                                                                                    ------------
TELECOMMUNICATIONS -- 4.20%
CEI Citicorp Holdings SA #
9.75%, Notes, 2/14/07                                                   2,995,000                      2,942,587
Colt Telecom Group PLC $ (9)
0/12.00%, Units, 12/15/06                                                   3,200                      1,856,000
Ionica PLC $ (10)
0/15.00%, Units, 5/01/07                                                   18,000                      8,730,000
Occidente Y Caribe Celular SA $
14.00%, Sr. Discount Notes, 3/15/04                                    23,011,000                     14,842,095
Petersburg Long Distance, Inc. # $ (11)
0/14.00%, Units, 6/01/04                                                    7,000                      5,862,500
                                                                                                    ------------
                                                                                                      34,233,182
                                                                                                    ------------
UTILITIES -- 1.84%
CE Casecnan Water & Energy Co.
11.95%, Sr. Notes, 11/15/10                                             8,800,000                      9,570,000
Invergas SA
12.50%, Sr. Notes, 12/16/99                                             4,925,000                      5,411,344
                                                                                                    ------------
                                                                                                      14,981,344
                                                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
(cost $163,823,522)                                                                                  168,981,376
                                                                                                    ------------
CONVERTIBLE BONDS -- 2.28%
AEROSPACE & DEFENSE -- 1.09%
Simula, Inc.
8.00%, Sr. Notes, 5/01/04                                               4,496,000                      4,518,480
Simula, Inc.
10.00%, Sr. Subordinated Notes, 9/15/99                                 4,250,000                      4,377,500
                                                                                                    ------------
                                                                                                       8,895,980
                                                                                                    ------------
TELECOMMUNICATIONS -- 1.19%
GST Telecommunciations Inc. # $
0/13.875%, Sr. Discount Notes, 12/15/05                                   650,000                        437,125
SA Telecommunications, Inc. #
10.00%, Subordinated Notes, 8/15/06                                     8,500,000                      7,097,500
Winstar Communications, Inc. # $
0/14.00%, Sr. Discount Notes, 10/15/05                                  3,500,000                      2,108,750
                                                                                                    ------------
                                                                                                       9,643,375
                                                                                                    ------------
TOTAL CONVERTIBLE BONDS
(cost $19,854,387)                                                                                    18,539,355
                                                                                                    ------------
COMMON STOCKS -- 0.17%
BROADCASTING & MEDIA -- 0.01%
Pegasus Communications Corp. @                                              9,928                        103,006
                                                                                                    ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997

Security                                                                    Shares                       Value
--------------------------------------------------------------------------------------------------------------
CABLE -- 0.08%
Echostar Communications Corp. @                                             40,050                $    605,757
                                                                                                  ------------
FINANCIAL SERVICES -- 0.05%
Central Rents, Inc. @                                                        7,150                     432,576
                                                                                                  ------------
PRINTING & PUBLISHING -- 0.03%
Affiliated Newspapers Investments, Inc. @                                    2,500                     201,250
                                                                                                  ------------
TELECOMMUNICATIONS -- 0.00%
CS Wireless Systems, Inc. # @                                                3,300                           0
                                                                                                  ------------
TOTAL COMMON STOCKS
(cost $392,572)                                                                                      1,342,589
                                                                                                  ------------
CONVERTIBLE PREFERRED STOCKS -- 0.41%
HEALTHCARE -- 0.41%
Intracel Corp., 8.00%                                                      221,354                   3,320,310
                                                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,801,806)                                                                                    3,320,310
                                                                                                  ------------
PREFERRED STOCKS -- 9.01%
BROADCASTING & MEDIA -- 3.57%
Chancellor Radio Broadcasting, 12.00% #                                    120,000                  11,940,000
Paxson Communications Corp., 12.50% &                                       80,368                   7,755,512
SFX Broadcasting, Inc., 12.625% &                                           94,000                   9,400,000
                                                                                                  ------------
                                                                                                    29,095,512
                                                                                                  ------------
CABLE -- 0.82%
Cablevision Systems Corp., 11.75% &                                         70,004                   6,685,382
                                                                                                  ------------
CAPITAL GOODS -- 0.05%
Telos Corp. of Maryland, 12.00%                                            129,687                     389,061
                                                                                                  ------------
CONSUMER PRODUCTS -- 1.23%
Commemorative Brands, Inc., 12.00%                                         100,000                  10,025,000
                                                                                                  ------------
FINANCIAL SERVICES -- 0.59%
California Federal Preferred Capital Corp., 9.125%                         192,000                   4,824,000
                                                                                                  ------------
HEALTHCARE -- 0.50%
Intracel Corp., 10.00%                                                      40,000                   4,020,000
                                                                                                  ------------
PAPER -- 0.22%
APP Finance II Mauritius Ltd., 12.00% #                                  1,900,000                   1,795,500
                                                                                                  ------------
SERVICES -- 0.89%
La Petite Holdings, 12.125%                                                174,200                   7,229,300
                                                                                                  ------------
SPECIALTY RETAILING -- 0.00%
Color Tile, Inc., 13.00% *                                                  20,000                           0
                                                                                                  ------------
TELECOMMUNICATIONS -- 1.14%
Nextlink Communications, Inc., 14.00% # &                                  140,000                   6,650,000
Sygnet Wireless, Inc., 0/21.00% $ &                                         26,230                   2,636,093
                                                                                                  ------------
                                                                                                     9,286,093
                                                                                                  ------------
TOTAL PREFERRED STOCKS
(cost $73,836,004)                                                                                  73,349,848
                                                                                                  ------------
WARRANTS -- 0.63%
AIRLINES -- 0.00%
CHC Helicopter Corp., (expires 12/15/00)                                     2,000                       1,000
                                                                                                  ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                                     Shares                       Value
---------------------------------------------------------------------------------------------------------------
BROADCASTING & MEDIA -- 0.13%
Benedek Communications Corp., (expires 7/01/07)                              44,000                $     99,000
Spanish Broadcasting Corp., (expires 6/30/99)                                 5,000                   1,000,000
                                                                                                   ------------
                                                                                                      1,099,000
                                                                                                   ------------
CABLE -- 0.18%
American Telecasting, Inc., (expires 8/10/00)                                 4,000                      12,000
Heartland Wireless Communications, Inc., (expires 4/15/00)                   46,402                      11,601
Source Media, Inc., (expires 3/31/04)                                     1,250,000                   1,406,250
                                                                                                   ------------
                                                                                                      1,429,851
                                                                                                   ------------
CONSUMER PRODUCTS -- 0.00%
Chattem, Inc., (expires 6/17/99)                                              1,300                      26,325
Commemorative Brands, Inc., (expires 12/16/97)                               19,820                         198
                                                                                                   ------------
                                                                                                         26,523
                                                                                                   ------------
HEALTHCARE -- 0.05%
Intracel Corp., (expires 12/28/00)                                          173,547                     368,787
                                                                                                   ------------
PAPER -- 0.05%
SD Warren Holdings Corp., (expires 12/15/06)                                 80,000                     400,000
                                                                                                   ------------
SERVICES -- 0.00%
ICF Kaiser International, Inc., (expires 12/31/99)                           24,500                         245
Sabreliner Corp., (expires 4/15/03)                                           2,450                      12,250
                                                                                                   ------------
                                                                                                         12,495
                                                                                                   ------------
STEEL -- 0.05%
Bar Technologies, Inc., (expires 4/01/01)                                     7,000                     350,000
Gulf States Steel, Inc., (expires 4/15/03)                                    5,010                      22,545
Sheffield Steel Corp., (expires 11/01/01)                                    12,500                      37,500
                                                                                                   ------------
                                                                                                        410,045
                                                                                                   ------------
SUPERMARKETS -- 0.01%
Dairy Mart Convenience Stores, Inc., (expires 12/01/01)                      23,632                      53,172
                                                                                                   ------------
TELECOMMUNICATIONS -- 0.16%
American Communications Services, Inc., (expires 11/01/05)                   14,500                     507,500
Applied Voice Technology, Inc., (expires 1/03/02)                            31,958                           0
Cellular Communications International, Inc., (expires 8/15/03)                6,250                      62,500
Clearnet Communications, Inc., (expires 9/15/05)                             38,280                     133,980
Geotek Communications, Inc., (expires 6/20/01)                              177,000                     265,500
Hyperion Telecommunications, Inc., (expires 4/15/01)                         10,200                     306,000
Intelcom Group, Inc. B C, (expires 9/15/05)                                   6,600                      59,400
International Wireless Communications Holdings Inc., (expires
8/15/01)                                                                      6,000                          60
Occidente Y Caribe Celular SA, (expires 3/15/04)                             92,044                         920
Wireless One, Inc., (expires 10/19/00)                                        1,500                           0
                                                                                                   ------------
                                                                                                      1,335,860
                                                                                                   ------------
TOTAL WARRANTS
(cost $2,936,074)                                                                                     5,136,733
                                                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 87.51% (cost $726,984,201)                                           712,531,523
                                                                                                   ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1997


Security                                                           Principal Amount                       Value
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.53%
Agreement with State Street Bank and Trust bearing interest at
5.20% dated 4/30/97, to be repurchased 5/01/97 in the amount of
$93,924,565 and collateralized by $94,535,000 U.S. Treasury
Bonds, 7.125% due 2/15/23, value $95,793,734
(cost $93,911,000)                                                 $     93,911,000                $ 93,911,000
OTHER ASSETS LESS LIABILITIES -- 0.96%                                                                7,838,196
                                                                                                   ------------
NET ASSETS -- 100.00%                                                                              $814,280,719
                                                                                                   ------------
                                                                                                   ------------

  # Sale restricted to qualified institutional investors.
  $ Step Bond.
  & Payment-in-kind security.
  @ Non-income producing security.
  * Bankrupt security.
 1) A unit consists of $1,000 par value Sr. Notes, 12.00% due 4/15/04, and 1 warrant.
 2) A unit consists of $1,000 par value Sr. Subordinated Notes, 12.50% due 4/01/04, and 1 warrant.
 3) A unit consists 0f $1,000 par value Sr. Subordinated Discount Notes, 13.00% due 10/01/06, and 1 warrant.
 4) A unit consists of $1,000 par value Sr. Subordinated Notes, 13.00% due 12/31/03, and 4.8 warrants.
 5) A unit consists of $1,000 par value Sr. Notes, 14.00% due 3/01/04, and 1 warrant.
 6) A unit consists of $1,000 par value Sr. Discount Notes, 13.25% due 2/01/04, and 1 warrant.
 7) A unit consists of $1,000 par value Sr. Notes, 11.375% due 2/15/04, and 1 warrant.
 8) A unit consists of $1,000 par value Sr. Subordinated Discount Notes, 15.75% due 5/15/03, and 1 warrant.
 9) A unit consists of $1,000 par value Sr. Discount Notes, 12.00% due 12/15/06, and 1 warrant.
 10) A unit consists of $1,000 par value Sr. Discount Notes, 15.00% due 5/01/07, and 1 warrant.
 11) A unit consists of $1,000 par value Sr. Discount Notes, 14.00% due 6/01/04, and 1 warrant.

See accompanying notes to financial statements.

NORTHSTAR HIGH TOTAL RETURN II FUND

THE MARKETS
o Inflation remained below 3% from Oct. 1996 through April 1997, but GDP growth was well above 2.5%. This caused yields on both 10-year and 30-year Treasury bonds to be volatile and to rise during that period. As a result, in March, 1997 the Fed increased the rate for fed funds by 0.25% to 5.5% to preempt higher inflation. Despite all of that, 10-yr. rates rose only 38 basis points
   (bps) to 6.72% , and 30-yr. rates rose 30 bps to 6.96%. Emerging markets issues outperformed high yield, which had better returns than investment grade or treasury bonds. High yield bonds were held back by the relative underperformance of small cap stocks.

o High growth and low inflation caused bond spreads over treasuries to decline to near historical lows during most of the period from Oct. through April, while stock indices reached all-time highs in Jan. and Feb. 1997. However, Alan Greenspan's questioning of the rationality of stock prices, rising interest rates and the large number of new deals coming to market finally made stocks and bonds suffer a major correction. The correction was confined mainly to the month of March 1997, and the recovery of stock and bond prices was well under way by the end of April. The outlook for domestic stocks and bonds is now again positive for the rest of 1997.

THE FUND
o We opened this Fund with $100,000 on 1/31/97 after deciding to close High Total Return to new investors to preserve the unrealized upside of that Fund for its existing investors. From Jan. 31, 1997 to April 30,1997, the total return of the Fund's Class A shares was -0.54% (the Lipper average was 0.47%), so its net assets have fallen slightly.

o Since the fund will remain small until the initiation of marketing efforts, changes in a few securities can have a major impact on the Fund's performance. Two investments, Heartland and EchoStar, largely account for the small negative return between January and April.

o Stocks or equity rights attached to bonds ("equity kickers") did not significantly hurt this Fund despite the relative weakness of small cap stocks during this period.

CURRENT STRATEGY
o Continue above-average exposure in non-cyclical industries and add bonds that have equity kickers.

o Continue to buy securities that meet our risk/reward parameters. Focus on spreads among individual securities with different risk profiles/ratings and invest in securities with the best relative values.

----------------------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 4/30/97)                                                 Total Net Assets $99,550
----------------------------------------------------------------------------------------------------------------------
Top 10 Holdings                               Top 5 Industries                      SEC Average Annual Rates of Return
Name                                  % Fund  (by percentage of net asset)         (at maximum applicable sales charge)
  1 EchoStar Satellite Broadcasting    5.1%   Telecommunications  22.2%                                      Inception
  2 Globalstar LP/ Globalstar Capital  5.0%                                                       Class A    (5.27%)
  3 MBW Foods, Inc.                    5.0%   Cable               13.9%                           Class B    (5.62%)
  4 Packaged Ice, Inc.                 5.0%                                                       Class C    (1.69%)
  5 Unifi Communications, Inc.         5.0%   Oil & Gas            8.2%              Cumulative Total Returns
  6 Westmin Resources Ltd.             5.0%                                          (do not reflect sales charge)
  7 CEI Citicorp Holdings SA           4.9%   Aerospace/Defense    8.1%                                      Inception
  8 Ionica PLC                         4.9%                                                       Class A    (0.54%)
  9 Occidente Y Caribe Celular SA      4.5%   Food                 8.0%                           Class B    (0.71%)
 10 Clark U.S.A., Inc.                 4.1%                                                       Class C    (0.71%)
                                      -----
                                      48.5%
                                      -----

NORTHSTAR HIGH TOTAL RETURN II FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997


                                                  Principal Amount/
Security                                               Units         Value

DOMESTIC CORPORATE BONDS & NOTES - 68.93%
AEROSPACE - 3.96%
Sabreliner Corp.
12.50%, Sr. Notes, 4/15/03                             $4,000         $3,940


AEROSPACE/DEFENSE - 4.04%
Wilcox + Gibbs, Inc.
12.25%, Sr. Notes, 12/15/03  #                          4,000          4,020


CABLE - 10.87%
EchoStar Satellite Broadcasting Corp.
0/13.125%, Sr. Discount Notes, 3/15/04  $               7,000          5,110
Heartland Wireless Communications, Inc.
14.00%, Sr. Notes, 10/15/04                             4,000          1,740
TCI Communications Financing III
9.65%, Company Guarantee Notes, 3/31/27                 4,000          3,969

                                                                      10,819


CHEMICAL - 7.09%
Jordan Industries, Inc.
10.375%, Sr. Notes, 8/01/03  $                          4,000          3,960
Sterling Chemicals, Inc.
11.25%, Sr. Subordinated Notes, 4/01/07  #              3,000          3,105

                                                                       7,065


CONTAINERS AND PACKAGING - 5.05%
Packaged Ice, Inc.
12.00%, Units, 4/15/04  (1)                                 5          5,025


FOOD - 5.00%
MBW Foods, Inc.
9.875%, Sr. Subordinated Notes, 2/15/07  #              5,000          4,975


HEALTHCARE - 8.03%
Packard Bioscience Co.
9.375%, Sr. Subordinated Notes, 3/01/07  #              4,000          3,940
Urohealth Systems, Inc.
12.50%, Units, 4/01/04  # (2)                               4          4,060

                                                                       8,000


OIL & GAS - 8.18%
Clark U.S.A., Inc.
10.875%, Sr. Notes, 12/01/05                            4,000          4,075
Crown Central Petroleum Corp.
10.875%, Sr. Notes, 2/01/05                             4,000          4,075

                                                                       8,150

SERVICES - 5.05%
Unifi Communications, Inc.
14.00%, Units, 3/01/04  # (3)                               5          5,025

NORTHSTAR HIGH TOTAL RETURN II FUND
PORTFOLIO OF INVESTEMENTS (UNAUDITED)
APRIL 30, 1997


                                                Principal Amount/
Security                                             Units              Value

STEEL - 3.78%
Sheffield Steel Corp.
12.00%, 1St. Mortgage Notes, 11/01/01                  $4,000         $3,760


TELECOMMUNICATIONS - 7.88%
Globalstar LP/Globalstar Capital
11.375%, Units, 2/15/04  # (4)                              5          4,956
Winstar Equipment Corp.
12.50%, Sr. Secured Notes, 3/15/04  #                   3,000          2,888

                                                                       7,844


TOTAL DOMESTIC CORPORATE BONDS & NOTES
(cost $71,014)                                                        68,623



FOREIGN BONDS & NOTES - 22.36%
CABLE - 2.98%
Innova S De R.L.
12.875%, Sr. Notes, 4/01/07  #                          3,000         2,970


METALS & MINING - 5.04%
Westmin Resources, Ltd.
11.00%, Sr. Secured Notes, 3/15/07                      5,000         5,012


TELECOMMUNICATIONS - 14.34%
CEI Citicorp Holdings SA
0/9.750%, Notes, 2/14/07  $ #                           5,000         4,913
Ionica PLC
0/15.00%, Units, 5/01/07  $ (5)                            10         4,850
Occidente Y Caribe Celular SA
0/14.00%, Sr. Discount Notes, 3/15/04  $                7,000         4,515

                                                                     14,278


TOTAL FOREIGN BONDS & NOTES
(cost $22,387)                                                       22,260



CONVERTIBLE BONDS - 4.04%
AEROSPACE/DEFENSE - 4.04%
Simula, Inc.
8.00%, Sr. Subordinated Notes, 5/01/04                  4,000         4,020


TOTAL CONVERTIBLE BONDS
(cost $4,000)                                                         4,020

NORTHSTAR HIGH TOTAL RETURN II FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997

                                                      Shares           Value
Security
DOMESTIC WARRANTS - 2.51%  @
AIRLINES - 2.51%
CHC Helicopter Corp. (expires 12/15/00)               5,000           $2,500


TOTAL DOMESTIC WARRANTS
(cost $2,500)                                                          2,500



FOREIGN WARRANTS - 0%  @
TELECOMMUNICATIONS - 0%
Occidente Y Caribe Celular SA (expires 3/15/04)          28                0


TOTAL FOREIGN WARRANTS
(cost $0)                                                                  0


TOTAL INVESTMENTS SECURITIES - 97.84%
(cost $99,901)                                                        97,403



OTHER ASSETS LESS LIABILITIES - 2.16%                                  2,147


NET ASSETS - 100.00%                                                 $99,550



 # Sale restricted to qualified institutional investors.
 $ Step bond.
 @ Non-income producing security.
(1) A unit consists of $1,000 par value 12.00%, Sr. Notes, 4/15/04 and 1 warrant.
(2) A unit consists of $1,000 par value 12.50%, Sr. Subordinated Notes, 4/01/04 and 1 warrant.
(3) A unit consists of $1,000 par value 14.00%, Sr. Notes, 3/01/04 and 1 warrant.
(4) A unit consists of $1,000 par value 11.375%, Sr. Notes, 2/15/04 and 1 warrant.
(5) A unit consists of $1,000 par value 15.00%, Sr. Discount Notes, 5/01/07 and 1 warrant.


                See accompanying notes to financial statements.

NORTHSTAR TRUST
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD JANUARY 31, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH APRIL 30, 1997



                                                               Northstar
                                                               High Total
                                                             Return II Fund


INVESTMENT INCOME:
Interest..................................................         $1,856

Total investment income...................................          1,856

EXPENSES:
Investment advisory and management fees...................            177
Distribution fees:
Class A...................................................             70
Class B...................................................              3
Class C...................................................              3
Transfer agent fees and expenses:
Class A...................................................             35
Administrative services fees..............................             24
Custodian fees and expenses...............................          2,467
Printing and postage expenses.............................            959
Registration fees.........................................            596
Legal expenses............................................            493
Audit expenses............................................              9
Trustee expenses..........................................              7
Miscellaneous expenses....................................              3
                                                                    4,846
Less expenses reimbursed by management company                      4,485

                     Total expenses.......................            361

Net investment income.....................................          1,495


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments..........................            553
Net change in unrealized depreciation of investments......         (2,498)
Net realized and unrealized loss on investments...........         (1,945)


DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..........          ($450)



                See accompanying notes to financial statements.

NORTHSTAR TRUST
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997



                                                                                     Northstar
                                                                                     High Total
ASSETS:                                                                            Return II Fund
Investments in securities, at value (cost $99,901)                                      $97,403
Cash............................................................................          1,038
Dividends and interest receivable...............................................          1,609
Due from advisor................................................................             85
Prepaid expenses................................................................          2,442


                       Total Assets.............................................        102,577



LIABILITIES:
Investment advisory fee payable.................................................             61
Distribution fee payable........................................................             26
Administrative services fee payable.............................................              8
Transfer agent fee payable......................................................             13
Accrued expenses................................................................          2,919


                       Total Liabilities........................................          3,027


NET ASSETS......................................................................        $99,550




NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of beneficial interest , $0.01 par value outstanding
     (unlimited shares authorized) .............................................       $101,271
Undistributed net investment income ............................................            224
Accumulated net realized gain on investments....................................            553
Net unrealized depreciation of investments......................................         (2,498)



                       Net Assets...............................................        $99,550



CLASS A:
Net Assets......................................................................        $97,564
Shares outstanding..............................................................         19,852
Net asset value and redemption value per share (net assets/shares outstanding)            $4.91
Maximum offering price per share (net asset value plus sales charge of 4.75%
   of offering price)...........................................................          $5.15


CLASS B:
Net Assets......................................................................           $993
Shares outstanding..............................................................            202
Net asset value and offering price per share....................................          $4.91


CLASS C:
Net Assets......................................................................           $993
Shares outstanding..............................................................            202
Net asset value and offering price per share....................................          $4.91


                See accompanying notes to financial statements.

NORTHSTAR TRUST
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD JANUARY 31, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH APRIL 30, 1997
                                                                   Northstar
                                                                  High Total
                                                                Return II Fund



FROM OPERATIONS:
Net investment income............................................   $1,495
Net realized gain on investments.................................      553
Net change in unrealized depreciation.................
         of investments..........................................   (2,498)



         Decrease in net assets resulting from operations........     (450)

FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
         Class A.................................................   (1,249)
         Class B.................................................      (11)
         Class C.................................................      (11)

                                                                    (1,271)


FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.................................  100,000
Net asset value of shares issued to
         shareholders in reinvestment of dividends...............    1,271

                                                                   101,271
Cost of shares redeemed..........................................        0
Net increase in net assets derived from capital
         share transactions......................................  101,271


Net increase in net assets.......................................   99,550

NET ASSETS:
Beginning of period..............................................        0
End of period (including undistributed net investment income of $224)...............................................  $99,550



                See accompanying notes to financial statements.

NORTHSTAR TRUST
Notes to Financial Statements - April 30, 1997 (Unaudited)

Note 1.  Organization  and Significant Accounting Policies

        Organization - The Northstar Trust, a business trust, was organized under the laws of the Commonwealth of Massachusetts on August 18, 1993, and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The name of the investment series featured in this semi-annual report and its investment objective is set forth below. The remaining four series of the Trust, Northstar Growth + Value Fund, Northstar International Value Fund, Northstar Income & Growth Fund, and Northstar High Total Return Fund are detailed in a separate semi-annual report dated April, 30, 1997. The Fund commenced operations on January 31, 1997.

        Northstar High Total Return II Fund, ("Total Return II Fund" or the "Fund") is a diversified portfolio whose investment objective is to seek high income. The Fund invests primarily in a diversified group of fixed income securities which are selected for high income, including lower rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

        Security Valuation - Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Fund is maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

        Security Transactions, Investment Income, Expenses and Distributions to Shareholders - Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. Dividends from net investment income are declared and paid monthly by the Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

        Forward Foreign Currency Contracts and Options and Futures - The Fund may enter into forward foreign currency contracts ("contracts") to purchase or sell securities at a specified rate at a future date. The Fund may enter into these contracts solely for hedging purposes.

        The Fund writes and purchases put and call options on foreign currencies. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option.

        The amount of potential gain or loss to the Fund upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Fund upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.

        Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.

        Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each days trading.

        Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds basis in the contract.

        Repurchase Agreements - The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        Federal Income Taxes - The Fund intends to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to its shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

        Organization Costs - Costs incurred by the Fund in connection with its organization has been deferred and is being amortized on a straight-line basis over a period of five years from the date the Fund commenced operations. The Fund offers three classes of shares.

Note 2. Investment Adviser, Administrator and Distributor

        Northstar, Inc. (and its wholly owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an 80% owned subsidiary of Reliastar Financial Corp.

        Northstar Investment Management Corp. (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.75% on the aggregate daily net assets of the Fund. For the period ended April 30, 1997, the Adviser earned $177 in investment advisory fees.

        The Adviser has voluntarily undertaken to limit the expense through October 31, 1997 of the Fund 1.20% (Class A), 2.20% (Class B), and 2.20% (Class
C). The Adviser will reimburse the Fund for amounts in excess of such limits. At April 30, 1997, the Advisors reimbursement aggregated $4,485 for the Fund.

        Northstar Administrators Corp. (the "Administrator"), an affiliate of the Adviser, serves as the Fund's administrator. The Fund pays the Administrator a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the period ended April 30, 1997, the Administrator earned $24 in administrative and account servicing fees.

        Northstar Distributors, Inc. (the "Distributor"), an affiliate of the Adviser and the Administrator, is the distributor of the Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, and Class C shares, the Fund pays the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B and Class C shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares, and 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1997 the Fund owed the Distributor $26 in service and distribution fees. The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended April 30, 1997, there were no initial sales charges or contingent deferred sales charges paid by shareholders.

Note 3.  Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended April 30, 1997, were as follows:


Aggregate purchases     $115,272
Aggregate sales         $18,778


U.S. Government Securities included above were as follows:


Aggregate purchases     --
Aggregate sales         --

Note 4.  Portfolio Securities (Tax Basis)

        The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at April 30, 1997 were as follows:

Cost (tax basis)                $99,901
Appreciated securities              529
Depreciated securities           (3,027)
Net unrealized depreciation     ($2,498)


Note 5.  Capital Share Transactions

        Transactions in capital shares of the Fund for the period ended April 30, 1997, were as follows:

                          Class A            Class B             Class C
                       Shares   Amount    Shares  Amount      Shares  Amount
Shares sold            19,600  $98,000      200   $1,000        200   $1,000
Reinvested dividends      252    1,249        2       11          2       11
Net increase           19,852   99,249      202    1,011        202    1,011

Note 6. Credit risk and Defaulted Securities

         Although the Fund has a diversified portfolio, it had 95.33% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

        For financial reporting purposes, it is the Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

Note 7. Security Loans

        The Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or from all or a portion of the income from investment of the collateral. The Fund also continue to earn income on the securities loaned. At April 30, 1997, the Fund did not have any securities on loan.

Note 8. Managements Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NORTHSTAR TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)
FROM INCEPTION OF EACH SHARE CLASS OFFERINGTHROUGH APRIL 30, 1997


                                                         Net                            Dividends
                                                     realized &           Total          declared
                   Net Asset           Net           unrealized           from           from net        Net Asset
                     Value,          invest-         gain(loss)          invest-         invest-           Value,             %
 Period            beginning          ment               on               ment             ment             end             Total
  ended            of period         income          investments       operations         income         of period          return
                                                                       High Total Return II Fund, Class A
1/31/97-
04/30/97              5.00            0.07               (0.10)          (0.03)           (0.06)            4.91            (0.54)

                                                                       High Total Return II Fund, Class B
1/31/97-
04/30/97              5.00            0.07               (0.11)          (0.04)           (0.05)            4.91            (0.71)

                                                                       High Total Return II Fund, Class C
1/31/97-
04/30/97              5.00            0.07               (0.11)          (0.04)           (0.05)            4.91            (0.71)



                                                                %
                                                            Ratio of
                            Net               %              expense          Ratio of net
                          Assets,         Ratio of          reimburs-          investment
                           end of         expenses            ment               income
 Period                   period        to average        to average          to average        Portfolio
  ended                  (000's)        net assets        net assets          net assets         turnover
                                                 High Total Return II Fund, Class A

1/31/97-
04/30/97                   98               1.50     18.97                         6.34            23


                                                 High Total Return II Fund, Class B

1/31/97-
04/30/97                    1               2.20     17.85                         5.29            23


                                                 High Total Return II Fund, Class C

1/31/97-
04/30/97                    1               2.20     17.85                         5.29            23

                See accompanying notes to financial statements.

    NORTHSTAR TRUST
    STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
    APRIL 30, 1997

                                                                Northstar      Northstar       Northstar       Northstar
                                                                 Growth +    International    Income and      High Total
                                                               Value Fund     Value Fund     Growth Fund     Return Fund
                                                              ----------------------------------------------------------
ASSETS:
Investments in securities, at value (cost $43,370,003,
  $35,669,920 $157,889,838, and $726,984,201, respectively)   $43,600,125    $40,179,896    $178,883,639    $712,531,523
Repurchase agreements                                           2,169,000      2,524,000       8,334,000      93,911,000
Cash                                                                  733            389             698             976
Receivable for investments sold                                 1,163,973              0               0               0
Receivable for shares of beneficial interest sold                 801,987      1,177,711          76,925      13,546,150
Dividends and interest receivable                                  28,544        268,713         501,705      13,319,891
Due from adviser                                                    2,400             33               0               0
Prepaid expenses                                                   36,944         59,722          27,575          45,148
                                                              ----------------------------------------------------------
      Total Assets                                             47,803,706     44,210,464     187,824,542     833,354,688
                                                              ----------------------------------------------------------
LIABILITIES:
Payable for investments purchased                               1,427,430              0               0      16,224,653
Payable for shares of beneficial interest reacquired              137,886        129,723          94,292       1,433,210
Investment advisory fee payable                                    34,550         13,841         112,759         449,676
Distribution fee payable                                           27,723          9,211         120,566         533,104
Administrative services fee payable                                 3,455          1,384          15,034          64,672
Transfer agent fee payable                                            434          7,828          37,975         157,488
Dividends payable                                                       0              0               0             684
Accrued expenses                                                   16,843         51,645          42,977         210,482
                                                              ----------------------------------------------------------
      Total Liabilities                                         1,648,321        213,632         423,603      19,073,969
                                                              ----------------------------------------------------------
NET ASSETS                                                    $46,155,385    $43,996,832    $187,400,939    $814,280,719
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of benefical interest, $.01 par
  value outstanding (unlimited shares authorized)             $47,879,435    $38,014,143    $160,836,340    $828,767,519
Undistributed (overdistributed) net investment income             (97,848)       (53,212)        105,468      (1,797,598)
Accumulated net realized gain (loss) on investments            (1,856,324)     1,534,642       5,465,330       1,763,476
Net unrealized appreciation (depreciation) of investments
  and foreign currency                                            230,122      4,501,259      20,993,801     (14,452,678)
                                                              ----------------------------------------------------------
      Net Assets                                              $46,155,385    $43,996,832    $187,400,939    $814,280,719
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
CLASS A:
Net Assets                                                    $13,263,139    $20,918,289    $ 52,661,812    $203,202,833
                                                              ----------------------------------------------------------
Shares outstanding                                              1,410,375      2,078,991       4,554,166      43,756,007
                                                              ----------------------------------------------------------
Net asset value and redemption value per share (net
  assets/shares outstanding)                                  $      9.40    $     10.06    $      11.56    $       4.64
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
Maximum offering price per share (net asset value plus
  sales charge of 4.75% of offering price)                    $      9.87    $     10.56    $      12.14    $       4.87
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
CLASS B:
Net Assets                                                    $24,571,960    $   759,899    $ 71,952,700    $521,775,728
                                                              ----------------------------------------------------------
Shares outstanding                                              2,618,471         75,486       6,233,183     112,439,970
                                                              ----------------------------------------------------------
Net asset value and offering price per share                  $      9.38    $     10.07    $      11.54    $       4.64
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------
CLASS C:
Net Assets                                                    $ 8,320,286    $22,318,644    $ 62,786,427    $ 89,302,158
                                                              ----------------------------------------------------------
Shares outstanding                                                886,581      2,218,677       5,445,764      19,163,701
                                                              ----------------------------------------------------------
Net asset value and offering price per share                  $      9.38    $     10.06    $      11.53    $       4.66
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR TRUST
    STATEMENT OF OPERATIONS (UNAUDITED)
    FOR THE PERIOD ENDED APRIL 30, 1997

                                                                  Northstar        Northstar      Northstar      Northstar
                                                                   Growth +    International     Income and     High Total
                                                                 Value Fund       Value Fund    Growth Fund    Return Fund
                                                               -----------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $615, $38,794, $0, and
  $0, respectively)                                            $     83,757     $   359,404     $ 2,795,049    $ 1,676,452
Interest                                                             43,005          57,246       1,698,625     36,240,112
                                                               -----------------------------------------------------------
Total investment income                                             126,762         416,650       4,493,674     37,916,564
                                                               -----------------------------------------------------------
EXPENSES:
Investment advisory and management fees                              96,035         194,134         763,965      2,418,397
Distribution fees:
Class A                                                               8,776          34,971         102,385        277,951
Class B                                                              50,824              75         363,286      2,154,343
Class C                                                              15,952          93,200         314,050        357,464
Transfer agent fees and expenses:
Class A                                                               1,249          27,440          63,118        166,064
Class B                                                               2,512              13          64,423        396,460
Class C                                                                 950          26,817          47,210         71,102
Registration fees                                                    27,582          16,502          19,647         68,241
Administrative service fees                                           9,604          29,367         118,926        439,769
Custodian and fund accounting expenses                                7,273          67,995          93,850        302,533
Audit expenses                                                        6,557          10,453          12,105         21,495
Trustee expenses                                                      3,376           6,700           8,499         15,616
Printing and postage expenses                                         2,029          11,149          15,354        106,963
Legal expenses                                                        1,540          18,458           4,337         18,219
Organizational expenses                                                 473          10,382           4,824          4,824
Miscellaneous expenses                                                  403          20,993          11,026         27,587
                                                               -----------------------------------------------------------
                                                                    235,135         568,649       2,007,005      6,847,028
Less expenses reimbursed by management company                       10,525         149,108               0              0
                                                               -----------------------------------------------------------
      Total expenses                                                224,610         419,541       2,007,005      6,847,028
                                                               -----------------------------------------------------------
Net investment income (loss)                                        (97,848)         (2,891)      2,486,669     31,069,536
                                                               -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments                          (1,856,324)      1,331,482       5,584,649      1,092,653
Net realized loss on foreign currency                                     0         (85,044)              0              0
Net change in unrealized appreciation (depreciation) of
  investments and foreign currency                                  230,122       3,902,227       6,800,567    (23,537,786)
                                                               -----------------------------------------------------------
      Net realized and unrealized gain (loss) on investments     (1,626,202)      5,148,665      12,385,216    (22,445,133)
                                                               -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    ($ 1,724,050)    $ 5,145,774     $14,871,885    $ 8,624,403
                                                               -----------------------------------------------------------
                                                               -----------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                              Northstar
                               Growth +                      Northstar                               Northstar
                              Value Fund             International Value Fund                 Income and Growth Fund
                          ------------------   -------------------------------------   -------------------------------------
                              For the period       For the period       For the year          For the six       For the year
                                       ended                ended              ended         months ended              ended
                          April 30, 1997 (1)   April 30, 1997 (1)   October 31, 1996   April 30, 1997 (1)   October 31, 1996
                          --------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income
  (loss)                     ($    97,848)        ($     2,891)       $      294,379      $  2,486,669        $    4,848,014
Net realized gain
  (loss) on investments        (1,856,324)           1,331,482             1,078,369         5,584,649            23,384,520
Net realized loss on
  foreign currency                      0              (85,044)                    0                 0                   (63)
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency                230,122            3,902,227               756,605         6,800,567              (354,693)
                          --------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets resulting
  from operations              (1,724,050)           5,145,774             2,129,353        14,871,885            27,877,778
FROM DIVIDENDS TO
  SHAREHOLDERS:
  Net investment
    income:
    Class A                             0             (262,842)              (31,554)       (1,064,097)           (2,181,639)
    Class B                             0                    0                     0          (776,393)           (1,332,583)
    Class C                             0              (74,358)              (22,395)         (683,734)           (1,190,706)
  Net realized gain
    from investments                    0             (790,064)                    0       (22,088,154)                    0
                          --------------------------------------------------------------------------------------------------
Total distributions                     0           (1,127,264)              (53,949)      (24,612,378)           (4,704,928)
                          --------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Net proceeds from
    sale of shares             49,085,634           14,919,493            39,494,886        17,650,099            32,261,734
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends                           0            1,087,022                53,949        17,897,535             3,175,945
                          --------------------------------------------------------------------------------------------------
                               49,085,634           16,006,515            39,548,835        35,547,634            35,437,679
  Cost of shares
    redeemed                   (1,206,199)          (7,335,089)          (21,254,944)      (55,237,004)          (31,818,353)
                          --------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets derived
  from capital share
  transactions                 47,879,435            8,671,426            18,293,891       (19,689,370)            3,619,326
                          --------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets                46,155,385           12,689,936            20,369,295       (29,429,863)           26,792,176
NET ASSETS:
Beginning of period                     0           31,306,896            10,937,601       216,830,802           190,038,626
                          --------------------------------------------------------------------------------------------------
End of period                $ 46,155,385         $ 43,996,832        $   31,306,896      $187,400,939        $  216,830,802
                          --------------------------------------------------------------------------------------------------
                          --------------------------------------------------------------------------------------------------
Undistributed
  (overdistributed) net
  investment income          ($    97,848)        ($    53,212)       $      286,879      $    105,468        $      143,023
                          --------------------------------------------------------------------------------------------------

                                       Northstar
                                High Total Return Fund
                         -------------------------------------
                                For the six       For the year
                               months ended              ended
                         April 30, 1997 (1)   October 31, 1996

FROM OPERATIONS:
Net investment income
  (loss)                    $ 31,069,536        $   33,820,265
Net realized gain
  (loss) on investments        1,092,653             6,942,609
Net realized loss on
  foreign currency                     0                     0
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency           (23,537,786)           12,167,393
                         -------------------------------------
Increase (decrease) in
  net assets resulting
  from operations              8,624,403            52,930,267
FROM DIVIDENDS TO
  SHAREHOLDERS:
  Net investment
    income:
    Class A                   (9,270,401)          (13,178,032)
    Class B                  (20,234,497)          (19,778,603)
    Class C                   (3,362,236)           (2,906,227)
  Net realized gain
    from investments                   0                     0
                         -------------------------------------
Total distributions          (32,867,134)          (35,862,862)
                         -------------------------------------

FROM CAPITAL SHARE
  TRANSACTIONS:
  Net proceeds from
    sale of shares           303,712,692           387,483,470
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends                 10,836,099            12,475,223
                         -------------------------------------
                             314,548,791           399,958,693
  Cost of shares
    redeemed                 (45,024,517)          (43,950,880)
                         -------------------------------------
Net increase (decrease)
  in net assets derived
  from capital share
  transactions               269,524,274           356,007,813
                         -------------------------------------
Net increase (decrease)
  in net assets              245,281,543           373,075,218
NET ASSETS:
Beginning of period          568,999,176           195,923,958
                         -------------------------------------
End of period               $814,280,719        $  568,999,176
                         =====================================
Undistributed
  (overdistributed) net
  investment income         ($ 1,797,598)       $            0
                         -------------------------------------

(1) Unaudited

See accompanying notes to financial statements.

    NORTHSTAR TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             Net realized                    Dividends                         Net
                Net Asset                    & unrealized                     declared      Distributions     Asset
                 Value,          Net         gain (loss)      Total from      from net      declared from     Value,
  Period        beginning     investment          on          investment     investment     net realized      end of     Total
   ended        of period       income       investments      operations       income           gains         period     Return
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Growth + Value Fund, Class A
                                                                                            -----------------------------------
11/18/96-
04/30/97 (2)     $ 10.00        ($0.01)         ($0.59)         ($0.60)        $   --          $    --        $ 9.40      (6.00%)

                                                                                               Growth + Value Fund, Class B
                                                                                            -----------------------------------
11/18/96-
04/30/97 (2)       10.00         (0.02)          (0.60)          (0.62)            --               --          9.38      (6.20)
                                                                                               Growth + Value Fund, Class C
                                                                                            -----------------------------------
11/18/96-
04/30/97 (2)       10.00         (0.02)          (0.60)          (0.62)            --               --          9.38      (6.20)

                                                                                             International Value Fund, Class A
                                                                                            -----------------------------------
03/06/95
10/31/95            7.64          0.09            0.37            0.46             --               --          8.10       6.08
10/31/96            8.10          0.14            0.84            0.98          (0.03)              --          9.05      12.15
04/30/97 (2)        9.05         (0.10)           1.47            1.37          (0.14)           (0.22)        10.06      15.70

                                                                                             International Value Fund, Class B
                                                                                            -----------------------------------
04/17/97-
04/30/97 (2)       10.00          0.01            0.06            0.07             --               --         10.07       0.70


                                                                                             International Value Fund, Class C
                                                                                            -----------------------------------
03/06/95
10/31/95            7.61          0.06            0.38            0.44             --               --          8.05       5.76
10/31/96            8.05          0.05            0.86            0.91          (0.03)              --          8.93      12.79
04/30/97 (2)        8.93         (0.05)           1.39            1.34          (0.04)           (0.17)        10.06      14.82

                                                                                              Income and Growth Fund, Class A
                                                                                            -----------------------------------
11/08/93-
10/31/94           10.00          0.30           (0.05)           0.25          (0.25)              --         10.00       2.48
10/31/95           10.00          0.35            0.84            1.19          (0.33)              --         10.86      13.19
10/31/96           10.86          0.32            1.29            1.61          (0.31)              --         12.16      14.48
04/30/97 (2)       12.16          0.40            0.44            0.84          (0.18)           (1.26)        11.56       7.17

                                                                                              Income and Growth Fund, Class B
                                                                                            -----------------------------------
2/09/94-
10/31/94           10.64          0.20           (0.65)          (0.45)         (0.20)              --          9.99      (4.20)
10/31/95            9.99          0.27            0.85            1.12          (0.27)              --         10.84      12.31
10/31/96           10.84          0.24            1.28            1.52          (0.23)              --         12.13      13.60
04/30/97 (2)       12.13          0.26            0.54            0.80          (0.13)           (1.26)        11.54       6.76

                                                                                              Income and Growth Fund, Class C
                                                                                            -----------------------------------
3/21/94-
10/31/94           10.37          0.20           (0.38)          (0.18)         (0.20)              --          9.99      (1.75)
10/31/95            9.99          0.27            0.85            1.12          (0.28)              --         10.83      12.33
10/31/96           10.83          0.24            1.28            1.52          (0.23)              --         12.12      13.68
04/30/97 (2)       12.12          0.26            0.54            0.80          (0.13)           (1.26)        11.53       6.85

                                                                                              High Total Return Fund, Class A
                                                                                            -----------------------------------
11/08/93-
10/31/94            5.00          0.41           (0.60)          (0.19)         (0.40)              --          4.41      (4.11)
10/31/95            4.41          0.48            0.07            0.55          (0.48)              --          4.48      13.02
10/31/96            4.48          0.46            0.32            0.78          (0.48)              --          4.78      18.14
04/30/97 (2)        4.78          0.24           (0.15)           0.09          (0.23)              --          4.64       1.93

                                                                                              High Total Return Fund, Class B
                                                                                            -----------------------------------
2/09/94-
10/31/94            5.20          0.33           (0.80)          (0.47)         (0.32)              --          4.41      (9.30)
10/31/95            4.41          0.45            0.06            0.51          (0.45)              --          4.47      11.97
10/31/96            4.47          0.43            0.32            0.75          (0.45)              --          4.77      17.08
04/30/97 (2)        4.77          0.23           (0.14)           0.09          (0.22)              --          4.64       1.57

                                                                                              High Total Return Fund, Class C
                                                                                            -----------------------------------
3/21/94-
10/31/94            5.06          0.26           (0.65)          (0.39)         (0.26)              --          4.41      (7.21)
10/31/95            4.41          0.44            0.09            0.53          (0.45)              --          4.49      12.44
10/31/96            4.49          0.43            0.32            0.75          (0.45)              --          4.79      17.28
04/30/97 (2)        4.79          0.23           (0.14)           0.09          (0.22)              --          4.66       1.57

                          Ratio of                        Ratio of
              Net         expenses        Ratio of     net investment
             Assets,         to            expense        income to
              end of       average      reimbursement      average                       Average
  Period      period         net         to average          net         Portfolio     Commissions
   ended     (000's)      assets(1)     net assets(1)     assets(1)      turnover       Per Share
11/18/96-
04/30/97 (2   $13,263        1.85%           0.09%           (0.51%)         53%         $0.0383

11/18/96-
04/30/97 (2)   24,572        2.55            0.11            (1.24)          53           0.0383

11/18/96-
04/30/97 (2)    8,320        2.55            0.11            (1.25)          53           0.0383

03/06/95
10/31/95        5,188        1.85            6.08             1.67            0               --
10/31/96       16,777        1.85            0.97             1.52           74           0.0314
04/30/97 (2)   20,918        1.83            0.75             0.27           10           0.0191

04/17/97-
04/30/97 (2)      760        2.50              --            13.46           10           0.0191

03/06/95
10/31/95        5,749        2.50            6.08             1.13            0               --
10/31/96       14,530        2.50            1.21             0.62           74           0.0314
04/30/97 (2)   22,319        2.51            0.78            (0.33)          10           0.0191

11/08/93-
10/31/94       72,223        1.50            0.47             3.73           26               --
10/31/95       76,031        1.51              --             3.39           91               --
10/31/96       85,250        1.52              --             2.78          147           0.0600
04/30/97 (2)   52,662        1.52              --             2.90           17           0.0551

2/09/94-
10/31/94       37,767        2.20            0.16             3.00           26               --
10/31/95       60,347        2.23              --             2.66           91               --
10/31/96       71,123        2.26              --             2.04          147           0.0600
04/30/97 (2)   71,953        2.21              --             2.20           17           0.0551

3/21/94-
10/31/94        4,823        2.20            0.06             2.87           26               --
10/31/95       53,661        2.22              --             2.67           91               --
10/31/96       60,458        2.20              --             2.10          147           0.0600
04/30/97 (2)   62,786        2.18              --             2.54           17           0.0551

11/08/93-
10/31/94       50,797        1.50            0.99            10.09          163               --
10/31/95       88,552        1.55              --            10.90          145               --
10/31/96      167,698        1.52              --             9.86          158               --
04/30/97 (2)  203,203        1.47              --             9.55           51               --

2/09/94-
10/31/94       25,880        2.20            0.20             9.72          163               --
10/31/95       96,362        2.25              --            10.20          145               --
10/31/96      346,919        2.23              --             9.14          158               --
04/30/97 (2)  521,776        2.18              --             8.85           51               --

3/21/94-
10/31/94        2,330        2.20            0.11             9.46          163               --
10/31/95       11,011        2.27              --            10.18          145               --
10/31/96       54,382        2.23              --             9.14          158               --
04/30/97 (2)   89,302        2.20              --             8.81           51               --

(1) Annualized
(2) Unaudited
See accompanying notes to financial statements

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1997
    (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Organization -- The Northstar Trust, a business trust, was organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The names of each of the four investment series which comprise the Trust (the "Funds") and their respective investment objectives are set forth below.

    NORTHSTAR GROWTH + VALUE FUND, ("Growth + Value Fund") is a diversified portfolio with the investment objective of capital appreciation by investing in equity securities. The Fund seeks to achieve its objective through investments in a diversified group of securities identified as either growth or value through quantitative analysis.

    NORTHSTAR INTERNATIONAL VALUE FUND, ("International Value Fund") is a diversified portfolio with the investment objective of long term capital appreciation through "value investing". The Fund invests primarily in foreign companies with a market valuation of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

    NORTHSTAR INCOME AND GROWTH FUND, ("Income and Growth Fund") is a diversified portfolio with the investment objective of current income balanced with the objective of achieving capital appreciation. The Fund seeks to achieve its objective through investments in a diversified group of securities selected for their prospects of current yield and capital appreciation.

    NORTHSTAR HIGH TOTAL RETURN FUND, ("Total Return Fund") is a diversified portfolio whose investment objective is to seek high income. The Fund invests primarily in a diversified group of fixed income securities which are selected for high income, including lower rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

    Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

    Management's Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date(s) of financial statements and the reported amounts of income and expenses during the reporting period(s). Actual results could differ from those estimates.

    Security Transactions, Investment Income, Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative net asset value.

    Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the Total Return Fund, and declared and paid quarterly by the Income and Growth Fund, and declared and paid annually by the Growth + Value Fund and International Value Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

    The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulation which may differ from generally accepted accounting principles.

    Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

    Net realized and unrealized gain(loss) on foreign currency transactions represents the foreign exchange:

    (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1997
    (UNAUDITED)

exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

    Forward Foreign Currency Contracts and Options and Futures -- The Funds may enter into forward foreign currency contracts ("contracts") to purchase or sell currencies at a specified rate at a future date. The Funds may enter into these contracts solely for hedging purposes.

    The Funds write and purchase put and call options on foreign currencies. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds realize a loss in the amount of the cost of the option.

    The amount of potential gain or loss to the Funds upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Funds upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.

    Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.

    Initial margin deposits made upon entering into future contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

    Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

    Federal Income Taxes -- The Trust intends to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

    Organization Costs -- Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the Funds commenced operations. Each Fund offers three classes of shares.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

    Northstar, Inc. (and its wholly owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an 80% owned subsidiary of Reliastar Financial Corp.

    Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. The Growth + Value and International Value Fund pays the Adviser an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets. Income and Growth and Total Return Fund pay the Adviser an investment advisory fee calculated at an annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets; 0.70% on the next $250,000,000 of such assets; 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets; and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion. For the six months ended April 30, 1997, the Adviser earned $3,292,238 in investment advisory fees. For the period ended April 18, 1997, Brandes Investment Partners, L.P. earned $180,293 in investment advisory fees. Northstar Administrators Corp. (the "Administrator"), an affiliate of the Adviser, serves as each Fund's administrator. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the six months ended April 30, 1997, the Administrator earned $569,683 in administrative and account servicing fees. For the period ended April 18, 1997, Wadsworth and Associates earned $27,983 in administrative fees. Northstar Distributors, Inc. (the "Distributor"), an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, and Class C shares, the

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1997
    (UNAUDITED)

Trust pays the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B and Class C shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares, and 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1997, the Trust owed the Distributor $690,604 in service and distribution fees. The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. For the six months ended April 30, 1997, the Distributor earned the following amounts in sales charges:

                              CLASS A     CLASS B    CLASS C
                               SHARES      SHARES    SHARES
                             ----------   --------   -------

Initial sales charges        $2,595,652        N/A       N/A
Contingent deferred sales
 charges                            N/A   $648,361   $28,868

NOTE 3. PURCHASES AND SALES OF INVESTMENT SECURITIES

    The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended April 30, 1997, were as follows:


              GROWTH+     INTERNATIONAL   INCOME &     HIGH TOTAL
            VALUE FUND     VALUE FUND    GROWTH FUND  RETURN FUND
           -------------  -------------  -----------  ------------
Aggregate
 Purchases  $ 11,228,385   $12,432,166   $88,973,705  $442,168,425
Aggregate
 Sales      $ 56,842,997   $ 3,818,061   $33,399,733  $314,472,148


    U.S. Government Securities included above were as follows:


                GROWTH+     INTERNATIONAL   INCOME &    HIGH TOTAL
              VALUE FUND     VALUE FUND    GROWTH FUND  RETURN FUND
             -------------  -------------  -----------  -----------
Aggregate
  Purchases  $      --    $      --      $12,425,725    $      --

Aggregate
  Sales      $      --    $      --      $       --     $      --

NOTE 4. PORTFOLIO SECURITIES (TAX BASIS)

    The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at April 30, 1997 were as follows:


                  GROWTH+    INTERNATIONAL    INCOME &     HIGH TOTAL
                VALUE FUND    VALUE FUND    GROWTH FUND   RETURN FUND
                -----------  -------------  ------------  ------------
Cost (tax
 basis)         $43,370,003   $35,669,920   $157,889,838  $726,984,201
                -----------  -------------  ------------  ------------
Appreciated
securities        2,313,853     5,415,629     24,224,811    21,121,972
Depreciated
securities       (2,083,731)     (905,653)    (3,231,010)  (35,574,650)
                -----------  -------------  ------------  ------------
Net
unrealized
 appreciation/
 depreciation   $   230,122   $ 4,509,976   $ 20,993,801  ($14,452,678)
                -----------  -------------  ------------  ------------
                -----------  -------------  ------------  ------------

NOTE 5. CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares of each Fund for the period ended April 30, 1997, were as follows:



                                 NORTHSTAR GROWTH + VALUE FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold       1,466,876  $ 14,290,662   2,669,061  $ 26,019,957     906,692  $ 8,775,015
Reinvested
dividends           0             0           0             0           0            0
Shares
 redeemed     (56,501)     (537,278)    (50,590)     (476,887)    (20,111)    (192,034)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase   1,410,375  $ 13,753,384   2,618,471  $ 25,543,070     886,581  $ 8,582,981
          -----------  ------------  ----------  ------------  ----------  -----------

                               NORTHSTAR INTERNATIONAL VALUE FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold         678,218  $  6,683,381      75,486  $    755,872     764,487  $ 7,480,240
Reinvested
dividends      65,938       647,027           0             0      44,366      439,995
Shares
 redeemed    (519,573)   (5,210,745)         (0)           (0)   (216,121)  (2,124,344)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase     224,583  $  2,119,663      75,486  $    755,872     592,732  $ 5,795,891
          -----------  ------------  ----------  ------------  ----------  -----------

                                   NORTHSTAR INCOME & GROWTH FUND
            -----------------------------------------------------------------------------
                     CLASS A                   CLASS B                   CLASS C
              SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
            -----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold           801,043  $  9,396,501     556,576   $ 6,529,233     146,833   $ 1,724,365
Reinvested
dividends       514,663     5,930,938     443,893     5,106,054     596,927     6,860,543
Shares
 redeemed    (3,773,391)  (44,371,310)   (629,841)   (7,485,489)   (286,718)   (3,380,205)
             -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase
 (decrease)  (2,457,685) ($29,043,871)    370,628   $ 4,149,798     457,042   $ 5,204,703
             -----------  ------------  ----------  ------------  ----------  -----------

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1997
    (UNAUDITED)

                                NORTHSTAR HIGH TOTAL RETURN FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold      12,079,286  $ 57,868,005  42,162,283  $201,894,233   9,075,049  $43,950,454
Reinvested
dividends     859,015     4,096,137   1,214,027     5,780,391     201,823      959,571
Shares
 redeemed  (4,292,155)  (20,518,236) (3,626,381)  (17,324,144) (1,460,419)  (7,182,137)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase   8,646,146  $ 41,445,906  39,749,929  $190,350,480   7,816,453  $37,727,888
          -----------  ------------  ----------  ------------  ----------  -----------

    Transactions in capital shares of each class of shares of each Fund for the period ended October 31, 1996, were as follows:

                               NORTHSTAR INTERNATIONAL VALUE FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold       3,415,183  $ 30,122,061         N/A           N/A   1,079,936  $ 9,347,820
Reinvested
dividends       3,692        31,554         N/A           N/A       2,642       22,395
Shares
 redeemed  (2,204,784)  (19,730,781)        N/A           N/A    (171,132)  (1,498,538)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase   1,214,091  $ 10,422,834         N/A           N/A     911,446  $ 7,871,677
          -----------  ------------  ----------  ------------  ----------  -----------

                                 NORTHSTAR INCOME & GROWTH FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold       1,198,735  $ 13,791,336   1,141,776  $ 13,002,930     479,099  $ 5,467,468
Reinvested
dividends     107,624     1,241,919      67,273       775,255     100,714    1,158,771
Shares
 redeemed  (1,296,115)  (14,970,646)   (914,164)  (10,500,448)   (546,984)  (6,347,259)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase      10,244  $     62,609     294,885  $  3,277,737      32,829  $   278,980
          -----------  ------------  ----------  ------------  ----------  -----------

                                NORTHSTAR HIGH TOTAL RETURN FUND
          ----------------------------------------------------------------------------
                   CLASS A                   CLASS B                   CLASS C
            SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
          -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold      19,103,809  $ 90,286,429  53,275,516  $251,447,650   9,644,386  $45,749,391
Reinvested
dividends   1,198,552     5,639,075   1,254,865     5,910,931     195,560      925,217
Shares
 redeemed  (4,968,565)  (23,506,025) (3,380,239)  (15,980,031)   (944,003)  (4,464,824)
          -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase  15,333,796  $ 72,419,479  51,150,142  $241,378,550   8,895,943  $42,209,784
          -----------  ------------  ----------  ------------  ----------  -----------

NOTE 6. CREDIT RISK AND DEFAULTED SECURITIES

    Although the Funds have a diversified portfolio, the Total Return Fund had 78.33% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At April 30, 1997, the Total Return Fund held Color Tile, Inc., as a bankrupt security. The aggregate value of this security is $0.

    For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

NOTE 7. SECURITY LOANS

    Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At April 30,1997, the Funds did not have any securities on loan.

NOTE 8. FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

    At October 31, 1996, the Income and Growth Fund had capital loss carryforwards expiring October 31, 2002 and 2003 of $426,333 and $1,331,400, respectively. Total Return Fund had capital loss carryforwards expiring October 31, 2002 and 2003 of $1,846,302 and $2,478,205, respectively.

NOTE 9. ACQUISITION

    At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares of the International Value Fund having an aggregate value of $41,569,860 which included unrealized appreciation on investments of $4,321,823. As a result, the International Value Fund issued
1.637 shares for each Brandes International Fund Class A and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,569,860 with a net asset value of $10.00 for Class A and Class C shares.

                                     [LOGO]
                                     TRUST